UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-07896

GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Content & Connectivity Fund

Semiannual Report — June 30, 2021

(Y)our Portfolio Management Team

Evan D. Miller, CFA	Sergey Dluzhevskiy, CFA, CPA
Portfolio Manager	Portfolio Manager
BA, Northwestern University	BS, Case Western
MBA, Booth School of Business,	Reserve University
University of Chicago	MBA, The Wharton School,
University of Pennsylvania

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Content & Connectivity Fund was 11.6% compared with a total return of 15.3% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Communication Services Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (11/1/93)
Class AAA (GABTX)	11.63%	39.63%	7.96%	5.88%	5.65%	7.51%
MSCI AC World Communication Services Index (b)	15.34	42.40	10.99	8.65	8.49	N/A
MSCI AC World Index (b)	12.56	39.87	15.20	10.48	8.17	8.21
Class A (GTCAX)	11.62	39.61	7.92	5.86	5.65	7.50
With sales charge (c)	5.20	31.59	6.65	5.23	5.23	7.27
Class C (GTCCX)	11.63	39.61	7.40	5.21	4.95	6.94
With contingent deferred sales charge (CDSC) (d)	10.63	38.61	7.40	5.21	4.95	6.94
Class I (GTTIX)	11.62	39.58	8.45	6.25	5.97	7.68

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares, and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.
(b)	The MSCI AC World Communication Services Index is an unmanaged index that measures the performance of Communication Services from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 50 country indices comprising 23 developed and 27 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index. MSCI AC World Index since inception performance is as of October 31, 1993.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase. No existing C Class Shares are currently subject to the CDSC as of the date of this report.

In the current prospectuses dated April 30, 2021, the gross expense ratios for Class AAA, A, C, and I Shares are 1.77%, 1.77%, 2.52%, and 1.52% respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 10 for the expense ratios for the six months ended June 30, 2021. The contractual reimbursement is in effect through April 30, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75%, and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

2

The Gabelli Global Content & Connectivity Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Content & Connectivity Fund
Actual Fund Return
Class AAA	$1,000.00	$1,116.30	0.91%	$4.78
Class A	$1,000.00	$1,116.20	0.91%	$4.77
Class C	$1,000.00	$1,116.30	0.91%	$4.78
Class I	$1,000.00	$1,116.20	0.91%	$4.77
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.28	0.91%	$4.56
Class A	$1,000.00	$1,020.28	0.91%	$4.56
Class C	$1,000.00	$1,020.28	0.91%	$4.56
Class I	$1,000.00	$1,020.28	0.91%	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Global Content & Connectivity Fund

Communication Services	71.9%
Information Technology	9.8%
Consumer Discretionary	8.3%
Financials	5.5%
Real Estate	4.2%
Other Assets and Liabilities (Net)	0.3%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The Gabelli Global Content & Connectivity Fund
Schedule of Investments — June 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.4%
	COMMUNICATION SERVICES — 71.9%
	Telecommunication Services — 38.0%
	Wireless Telecommunication Services — 24.6%
	Wireless Telecommunication Services — 24.6%
50,000	America Movil SAB de CV, Cl. L, ADR	$167,719	$750,000
30,000	Anterix Inc.†	1,224,120	1,799,700
25,000	KDDI Corp.	160,514	779,738
40,000	Millicom International Cellular SA, SDR†	1,390,536	1,583,529
100,000	MTN Group†	424,151	722,899
20,000	Rogers Communications Inc., Cl. B	408,078	1,062,800
155,000	Sistema PJSC FC, GDR	727,348	1,333,000
65,000	SoftBank Group Corp.	2,712,973	4,549,035
45,000	T-Mobile US Inc.†	931,296	6,517,350
60,000	Turkcell Iletisim Hizmetleri A/S, ADR	287,671	280,200
31,000	United States Cellular Corp.†	979,507	1,125,610
60,000	Vodafone Group plc, ADR	968,958	1,027,800
		10,382,871	21,531,661

	Diversified Telecommunication Services — 13.4%
	Integrated Telecommunication Services — 10.4%
25,000	AT&T Inc.	613,235	719,500
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	499,070	289,765
3,250,000	China Tower Corp. Ltd., Cl. H	527,092	447,883
90,000	Deutsche Telekom AG	1,639,758	1,900,852
37,000	Telenor ASA	527,903	623,532
75,000	Telephone and Data Systems Inc.	1,400,490	1,699,500
48,000	TELUS Corp.	260,252	1,076,640
43,000	Verizon Communications Inc.	1,310,461	2,409,290
		6,778,261	9,166,962

	Alternative Carriers — 3.0%
8,500	Iliad SA	1,376,644	1,243,733
100,000	Lumen Technologies Inc.	1,101,762	1,359,000
		2,478,406	2,602,733

	Media & Entertainment — 33.9%
	Interactive Media & Services — 15.9%
	Interactive Media & Services — 15.9%
3,000	Alphabet Inc., Cl. C†	3,101,481	7,518,960
18,500	Facebook Inc., Cl. A†	3,020,744	6,432,635
		6,122,225	13,951,595
Shares		Cost	Market Value
	Media — 10.8%
	Cable & Satellite — 10.8%
90,000	Comcast Corp., Cl.A	$2,782,583	$5,131,800
20,000	DISH Network Corp., Cl. A†	372,740	836,000
52,000	Liberty Global plc, Cl. C†	558,822	1,406,080
100,000	WideOpenWest Inc.†	551,848	2,071,000
		4,265,993	9,444,880
	Entertainment — 7.2%
	Movies & Entertainment — 5.8%
115,000	Borussia Dortmund GmbH & Co. KGaA†	714,624	847,485
17,000	Liberty Media Corp.- Liberty Braves, Cl. C†	315,483	472,090
4,000	Madison Square Garden Sports Corp.†	335,768	690,280
65,000	Manchester United plc, Cl. A	998,093	987,350
143,047	OL Groupe SA†	397,490	378,248
10,000	The Walt Disney Co.†	1,008,300	1,757,700
		3,769,758	5,133,153
	Interactive Home Entertainment — 1.4%
4,000	Take-Two Interactive Software Inc.†	411,703	708,080
7,000	Ubisoft Entertainment SA†	485,186	490,047
		896,889	1,198,127
	TOTAL COMMUNICATION SERVICES	34,694,403	63,029,111

	INFORMATION TECHNOLOGY — 8.7%
	Software & Services — 5.8%
	IT Services — 3.3%
	Data Processing & Outsourced Services — 2.7%
3,300	Mastercard Inc., Cl. A	629,757	1,204,797
2,500	PayPal Holdings Inc.†	226,636	728,700
2,000	Visa Inc., Cl. A	218,923	467,640
		1,075,316	2,401,137
	Internet Services and Infrastructure — 0.6%
20,000	GMO internet Inc.	550,273	545,479

	Software — 2.5%
	Systems Software — 2.5%
8,000	Microsoft Corp.	1,072,953	2,167,200

	Technology Hardware & Equipment — 2.9%
	Technology Hardware, Storage & Peripherals — 1.9%
	Technology Hardware, Storage & Peripherals — 1.9%
12,000	Apple Inc.	479,081	1,643,520

See accompanying notes to financial statements.

5

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
	Technology Hardware & Equipment (Continued)
	Electronic Equipment, Instruments & Components — 1.0%
	Electronic Equipment & Instruments — 1.0%
9,000	Sony Group Corp., ADR	$595,858	$874,980

	TOTAL INFORMATION
	TECHNOLOGY	3,773,481	7,632,316

	CONSUMER DISCRETIONARY — 8.2%
	Retailing — 8.0%
	Internet & Direct Marketing Retail — 8.0%
	Internet & Direct Marketing Retail — 8.0%
7,000	Alibaba Group Holding Ltd., ADR†	1,549,558	1,587,460
20,000	Naspers Ltd., Cl. N	4,024,201	4,199,146
13,000	Prosus NV	1,127,581	1,271,254
		6,701,340	7,057,860
	Consumer Services — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
	Casinos & Gaming — 0.2%
375,000	Sportech plc†	138,034	151,471

	TOTAL CONSUMER DISCRETIONARY	6,839,374	7,209,331

	FINANCIALS — 5.4%
	Diversified Financials — 5.4%
	Diversified Financial Services — 5.4%
	Multi-Sector Holdings — 5.4%
78,000	Kinnevik AB, Cl. B	1,518,599	3,122,516
4,460	Old Mutual Ltd.(a)	12,500	4,281
140,000	VNV Global AB†	1,021,946	1,559,809
12,000	Waterloo Investment Holdings Ltd.†(a)	1,432	3,600
		2,554,477	4,690,206
	TOTAL FINANCIALS	2,554,477	4,690,206

	REAL ESTATE — 4.2%
	Real Estate — 4.2%
	Equity Real Estate Investment Trusts — 4.2%
	Specialized REITs — 4.2%
5,000	Crown Castle International Corp., REIT	697,137	975,500
7,500	Digital Realty Trust Inc., REIT	982,368	1,128,450
2,000	Equinix Inc., REIT	160,513	1,605,200
		1,840,018	3,709,150
	TOTAL REAL ESTATE	1,840,018	3,709,150
	TOTAL COMMON STOCKS	49,701,753	86,270,114
			Market
Shares		Cost	Value
	CLOSED-END FUNDS — 0.1%
	CONSUMER DISCRETIONARY — 0.1%
	Retailing — 0.1%
	Internet & Direct Marketing Retail — 0.1%
	Internet & Direct Marketing Retail — 0.1%
5,800	Altaba Inc., Escrow†	$0	$84,390

	PREFERRED STOCKS — 1.1%
	INFORMATION TECHNOLOGY — 1.1%
	Technology - Hardware and Equipment — 1.1%
	Technology Hardware, Storage & Peripherals — 1.1%
	Technology Hardware, Storage & Peripherals — 1.1%
15,000	Samsung Electronics Co. Ltd., 10.630%,	602,552	981,663

	WARRANTS — 0.1%
	FINANCIALS — 0.1%
	Diversified Financials — 0.1%
	Diversified Financial Services — 0.1%
	Multi-Sector Holdings — 0.1%
31,463	VNV Global AB, expire 08/10/23†	0	58,639

Principal
Amount
	CORPORATE BONDS — 0.0%
	COMMUNICATION SERVICES — 0.0%
	Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
	Wireless Telecommunication Services — 0.0%
$32,808	Econet Wireless Zimbabwe Ltd., 5.000%, 03/17/23(a)	1,900	1,532

	TOTAL INVESTMENTS — 99.7%	$50,306,205	87,396,338
	Other Assets and Liabilities (Net) — 0.3%		228,749
	NET ASSETS — 100.0%		$87,625,087

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

6

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — June 31, 2021 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	61.1%	$53,394,864
Europe	20.9	18,265,545
Japan	7.7	6,749,232
South Africa	5.6	4,926,326
Asia/Pacific	3.5	3,017,006
Latin America	1.2	1,043,365
	100.0%	$87,396,338

See accompanying notes to financial statements.

7

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $50,306,205)	$87,396,338
Foreign currency, at value (cost $6,492)	6,300
Cash	55,345
Receivable for investments sold	413,683
Receivable for Fund shares sold	140
Receivable from Adviser	49,571
Dividends receivable	67,991
Prepaid expenses	25,956
Total Assets	88,015,324
Liabilities:
Payable for investments purchased	140,821
Payable for Fund shares redeemed	47,627
Payable for investment advisory fees	72,180
Payable for distribution fees	14,919
Payable for accounting fees	3,750
Payable for shareholder communications expenses	64,819
Payable for legal and audit fees	21,783
Other accrued expenses	24,338
Total Liabilities	390,237
Net Assets
(applicable to 3,541,333 shares outstanding)	$87,625,087
Net Assets Consist of:
Paid-in capital	$47,645,216
Total distributable earnings	39,979,871
Net Assets	$87,625,087
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($71,814,202 ÷ 2,900,855 shares outstanding; 150,000,000 shares authorized).	$24.76
Class A:
Net Asset Value and redemption price per share ($463,355 ÷ 18,549 shares outstanding; 50,000,000 shares authorized)	$24.98
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.50
Class C:
Net Asset Value and redemption price per share ($13,996 ÷ 580.73 shares outstanding; 50,000,000 shares authorized)	$24.10
Class I:
Net Asset Value, offering, and redemption price per share ($15,333,534 ÷ 621,348 shares outstanding; 50,000,000 shares authorized)	$24.68
Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $30,951)	$489,284
Non-cash dividends	1,791,399
Interest	71
Total Investment Income	2,280,754
Expenses:
Investment advisory fees	420,495
Distribution fees - Class AAA	86,409
Distribution fees - Class A	551
Distribution fees - Class C	73
Shareholder services fees	40,047
Shareholder communications expenses	29,051
Legal and audit fees	27,875
Registration expenses	24,086
Accounting fees	22,500
Custodian fees	13,270
Directors’ fees	7,097
Tax expense	3,540
Interest expense	221
Miscellaneous expenses	8,552
Total Expenses	683,767
Less:
Expense reimbursements (See Note 3)	(300,504)
Expenses paid indirectly by broker (See Note 6)	(1,057)
Total Reimbursements and Credits	(301,561)
Net Expenses	382,206
Net Investment Income	1,898,548
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	2,854,296
Net realized loss on foreign currency transactions	(10,432)
Net realized gain on investments and foreign currency transactions	2,843,864
Net change in unrealized appreciation/depreciation:
on investments	4,535,860
on foreign currency translations	(337)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,535,523
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	7,379,387
Net Increase in Net Assets Resulting from Operations	$9,277,935

See accompanying notes to financial statements.

8

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020

Operations:
Net investment income	$1,898,548	$413,299
Net realized gain on investments and foreign currency transactions	2,843,864	1,123,880
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	4,535,523	9,708,634
Net Increase in Net Assets Resulting from Operations	9,277,935	11,245,813
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(2,020,392)
Class A	—	(12,531)
Class C	—	(1,503)
Class I	—	(419,204)
Total Distributions to Shareholders	—	(2,453,630)

Capital Share Transactions:
Class AAA	(3,055,709)	(4,994,337)
Class A	(7,057)	(4,783)
Class C	(36,467)	(36,787)
Class I	(194,206)	(93,032)
Net Decrease in Net Assets from Capital Share Transactions	(3,293,439)	(5,128,939)

Redemption Fees	—	4
Net Increase in Net Assets	5,984,496	3,663,248
Net Assets:
Beginning of year	81,640,591	77,977,343
End of period	$87,625,087	$81,640,591

See accompanying notes to financial statements.

9

The Gabelli Global Content & Connectivity Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$22.18	$0.53	(e)	$2.05	$2.58	$—	$—	$—	$—	$—	$24.76	11.6%	$71,814	4.51	%(e)(f)	1.67	%(f)	0.91	%(f)(g)(h)	12%
2020	19.64	0.11	(e)	3.11	3.22	(0.46)	(0.22)	—	(0.68)	0.00	22.18	16.4	67,239	0.57	(e)	1.77		0.90	(g)	41
2019	18.08	0.32		2.51	2.83	(0.37)	(0.90)	—	(1.27)	0.00	19.64	15.6	65,024	1.63		1.74		1.69	(g)	14
2018	21.77	0.16		(2.76)	(2.60)	(0.15)	(0.93)	(0.01)	(1.09)	0.00	18.08	(11.9)	63,196	0.78		1.72		1.72		19
2017	20.43	0.11		2.63	2.74	(0.14)	(1.26)	—	(1.40)	—	21.77	13.4	81,832	0.48		1.73		1.73		22
2016	21.30	0.27		0.29	0.56	(0.28)	(1.13)	(0.02)	(1.43)	0.00	20.43	2.7	87,893	1.23		1.65		1.65	(i)	9
Class A
2021(d)	$22.38	$0.53	(e)	$2.07	$2.60	$—	$—	$—	$—	$—	$24.98	11.6%	$463	4.52	%(e)(f)	1.67	%(f)	0.91	%(f)(g)(h)	12%
2020	19.81	0.11	(e)	3.14	3.25	(0.46)	(0.22)	—	(0.68)	0.00	22.38	16.4	422	0.59	(e)	1.77		0.90	(g)	41
2019	18.23	0.36		2.50	2.86	(0.38)	(0.90)	—	(1.28)	0.00	19.81	15.6	374	1.80		1.74		1.68	(g)	14
2018	21.94	0.16		(2.79)	(2.63)	(0.14)	(0.93)	(0.01)	(1.08)	0.00	18.23	(11.9)	231	0.76		1.72		1.72		19
2017	20.58	0.10		2.66	2.76	(0.14)	(1.26)	—	(1.40)	—	21.94	13.4	576	0.43		1.73		1.73		22
2016	21.29	0.15		0.38	0.53	(0.09)	(1.13)	(0.02)	(1.24)	0.00	20.58	2.5	661	0.68		1.65		1.65	(i)	9
Class C
2021(d)	$21.59	$0.49	(e)	$2.02	$2.51	$—	$—	$—	$—	$—	$24.10	11.6%	$14	4.36	%(e)(f)	2.42	%(f)	0.91	%(f)(g)(h)	12%
2020	19.13	0.10	(e)	3.04	3.14	(0.46)	(0.22)	—	(0.68)	—	21.59	16.4	49	0.54	(e)	2.52		0.90	(g)	41
2019	17.45	0.04		2.55	3.00	(0.01)	(0.90)	—	(0.91)	0.00	19.13	14.8	84	0.19		2.49		2.45	(g)	14
2018	21.08	0.02		(2.68)	(2.66)	(0.03)	(0.93)	(0.01)	(0.97)	0.00	17.45	(12.6)	279	0.08		2.47		2.47		19
2017	19.85	(0.06)		2.55	2.49	—	(1.26)	—	(1.26)	—	21.08	12.5	267	(0.28)		2.48		2.48		22
2016	20.71	0.09		0.30	0.39	(0.10)	(1.13)	(0.02)	(1.25)	0.00	19.85	1.9	328	0.42		2.40		2.40	(i)	9
Class I
2021(d)	$22.11	$0.53	(e)	$2.04	$2.57	$—	$—	$—	$—	$—	$24.68	11.6%	$15,334	4.53	%(e)(f)	1.42	%(f)	0.91	%(f)(g)(h)	12%
2020	19.58	0.11	(e)	3.10	3.21	(0.46)	(0.22)	—	(0.68)	0.00	22.11	16.4	13,931	0.58	(e)	1.52		0.90	(g)	41
2019	18.03	0.46		2.51	2.97	(0.52)	(0.90)	—	(1.42)	0.00	19.58	16.4	12,495	2.33		1.49		0.99	(g)	14
2018	21.75	0.32		(2.79)	(2.47)	(0.31)	(0.93)	(0.01)	(1.25)	0.00	18.03	(11.3)	12,394	1.52		1.47		1.00	(g)	19
2017	20.40	0.28		2.62	2.90	(0.29)	(1.26)	—	(1.55)	—	21.75	14.2	14,374	1.26		1.48		1.00	(g)	22
2016	21.27	0.30		0.33	0.63	(0.35)	(1.13)	(0.02)	(1.50)	0.00	20.40	3.0	6,361	1.41		1.40		1.35	(g)(i)	9

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact to the expense ratios.
(d)	For the six months ended June 30, 2021, unaudited.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.03 and $0.09 (Class AAA and Class A), $0.01 and $0.08 (Class C), and $0.03 and $0.09 (Class I), and the net investment income ratio would have been 0.25% and 0.45% (Class AAA), 0.26% and 0.47% (Class A), 0.10% and 0.41% (Class C), and 0.27% and 0.46% (Class I) for the six months ended June 30, 2021 and the year ended December 31, 2020, respectively.
(f)	Annualized.
(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $300,504, $591,218 and $91,150 for the six months ended June 30, 2021 and the years ended December 31, 2020 and 2019, and certain Class I expenses to the Fund of $70,600, $56,231, and $899 for the years ended 2018, 2017, and 2016, respectively.
(h)	The Fund incurred tax expense for the six months ended June 30, 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(i)	During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.22% (Class AAA), 1.54% (Class A), 1.99% (Class C), and 0.95% (Class I).

See accompanying notes to financial statements.

10

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Content & Connectivity Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act) and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board

11

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services	$62,739,346	—	$289,765	$63,029,111
Financials	4,682,325	—	7,881	4,690,206
Other Industries (a)	18,550,797	—	—	18,550,797
Total Common Stocks	85,972,468	—	297,646	86,270,114
Closed-End Funds (a)	—	$84,390	—	84,390
Preferred Stocks (a)	981,663	—	—	981,663
Warrants (a)	58,639	—	—	58,639
Corporate Bonds (a)	—	—	1,532	1,532
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$87,012,770	$84,390	$299,178	$87,396,338

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have any material transfers into or out of Level 3 during the six months ended June 30, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

13

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata port on of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2021, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

14

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,966,445
Net long term capital gains	487,185
Total distributions paid	$2,453,630

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

15

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$50,684,129	$37,562,393	$(850,184)	$36,712,209

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2021, the Fund recognized $3,540 in excise tax expense. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of Class I (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.00% of the value of that class’s average daily net assets. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2022, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2021, the Adviser reimbursed expenses in the amount of $300,504. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2021, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $982,872:

For the year ended December 31, 2019, expiring December 31, 2021	$91,150
For the year ended December 31, 2020, expiring December 31, 2022	591,218
For the six months ended June 30, 2021, expiring December 31, 2023	300,504
$982,872

16

The Gabelli Global Content & Connectivity Fund
Notes to Financial Statements (Unaudited) (Continued)

4. Distribution The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $10,438,675 and $11,648,394, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2021, the Fund paid brokerage commissions on security trades of $310 to G.research, LLC, an affiliate of the Adviser.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,057.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2021, there were no borrowings under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2021 was $36,856 with a weighted average interest rate of 1.14%. The maximum amount borrowed at anytime during the six months ended June 30, 2021 was $321,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when

 17

The Gabelli Global Content & Connectivity Fund
Notes to Financial Statements (Unaudited) (Continued)

purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2021 and year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	6,140	$145,866	9,747	$184,252
Shares issued upon reinvestment of distributions	—	—	87,160	1,928,858
Shares redeemed	(136,964)	(3,201,575)	(376,417)	(7,107,447)
Net decrease	(130,824)	$(3,055,709)	(279,510)	$(4,994,337)
Class A
Shares sold	6	$129	2,153	$38,059
Shares issued upon reinvestment of distributions	—	—	425	9,480
Shares redeemed	(311)	(7,186)	(2,584)	(52,322)
Net decrease	(305)	$(7,057)	(6)	$(4,783)
Class C
Shares issued upon reinvestment of distributions	—	—	70	$1,500
Shares redeemed	(1,689)	$(36,467)	(2,220)	(38,287)
Net decrease	(1,689)	$(36,467)	(2,150)	$(36,787)
Class I
Shares sold	16,226	$386,034	19,112	$362,606
Shares issued upon reinvestment of distributions	—	—	16,760	369,729
Shares redeemed	(24,973)	(580,240)	(43,988)	(825,367)
Net decrease	(8,747)	$(194,206)	(8,116)	$(93,032)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee

 18

The Gabelli Global Content & Connectivity Fund
Notes to Financial Statements (Unaudited) (Continued)

(the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

 19

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Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND
One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Evan D. Miller, CFA, joined G.research, LLC in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an MBA in Finance from the University of Chicago and a BA in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.
THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND
One Corporate Center
Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Peter Goldstein
E. Val Cerutti	Secretary
Chief Executive Officer,
Cerutti Consultants, Inc.	Richard J. Walz
Chief Compliance Officer
Anthony J. Colavita
President,	DISTRIBUTOR
Anthony J. Colavita, P.C.	G.distributors, LLC

John D. Gabelli	CUSTODIAN
Former Senior Vice President	State Street Bank and Trust
G.research, LLC	Company

Werner J. Roader	TRANSFER AGENT, AND
Former Medical Director,	DIVIDEND DISBURSING
Lawrence Hospital	AGENT
DST Asset Manager
Anthonie C. van Ekris	Solutions, Inc.
Chairman,
BALMAC International, Inc.	LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Salvatore J. Zizza	Flom LLP
Chairman,
Zizza & Associates Corp.

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q221SR

The Gabelli Global Growth Fund

Semiannual Report — June 30, 2021

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA	Christopher D. Ward, CFA
Portfolio Manager	Portfolio Manager	Associate Portfolio
Manager

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per Class I Share of The Gabelli Global Growth Fund was 9.5% compared with a total return of 12.6% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance for periods of less than one year is not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(2/7/94)
Class I (GGGIX)	9.45%	36.09%	20.51%	14.04%	10.53%	10.56%
Class AAA (GICPX)	9.46	36.11	20.11	13.61	10.18	10.37
MSCI AC World Index (b)	12.56	39.87	15.20	10.48	8.17	8.04
Lipper Global Large-Cap Growth Fund Classification (b)	10.27	38.30	17.88	11.89	9.03	N/A
Class A (GGGAX)	9.47	36.10	20.10	13.61	10.18	10.38
With sales charge (c)	3.17	28.28	18.69	12.94	9.75	10.14
Class C (GGGCX)	9.45	36.10	19.50	12.90	9.45	9.78
With contingent deferred sales charge (CDSC) (d)	8.45	35.10	19.50	12.90	9.45	9.78

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 50 country indices comprising 23 developed and 27 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. MSCI AC World Index since inception performance is as of January 31, 1994.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase. No existing C Class Shares are currently subject to the CDSC as of the date of this report.

In the current prospectuses dated April 30, 2021, the gross expense ratios for Class AAA, A, C, and I Shares are 1.57%, 1.57%, 2.32%, and 1.32%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 9 for the expense ratios for the six months ended June 31, 2021. The contractual reimbursements are in effect through April 30, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

2

The Gabelli Global Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,094.60	0.93%	$ 4.83
Class A	$1,000.00	$1,094.70	0.93%	$ 4.83
Class C	$1,000.00	$1,094.50	0.93%	$ 4.83
Class I	$1,000.00	$1,094.50	0.93%	$ 4.83
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.18	0.93%	$ 4.66
Class A	$1,000.00	$1,020.18	0.93%	$ 4.66
Class C	$1,000.00	$1,020.18	0.93%	$ 4.66
Class I	$1,000.00	$1,020.18	0.93%	$ 4.66

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Global Growth Fund

Information Technology	47.5%	Consumer Staples	2.3%
Consumer Discretionary	17.7%	Materials	1.0%
Communication Services	13.3%	U.S. Government Obligations	0.2%
Health Care	7.0%	Other Assets and Liabilities (Net)	(0.4)%
Industrials	6.3%		100.0%
Financials	5.1%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The Gabelli Global Growth Fund

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 100.2%
	INFORMATION TECHNOLOGY — 47.5%
5,400	Adobe Inc.†	$799,715	$3,162,456
2,680	Adyen NV†	1,775,779	6,547,877
57,040	Apple Inc.	3,285,365	7,812,198
12,470	ASML Holding NV	4,014,439	8,614,775
9,700	Atlassian Corp. plc, Cl. A†	1,363,701	2,491,542
31,000	Cloudflare Inc., Cl. A†	1,723,648	3,281,040
48,800	Coupang Inc.†	2,312,834	2,040,816
13,300	CrowdStrike Holdings Inc., Cl. A†	2,261,472	3,342,423
330,000	Darktrace plc†	2,191,062	2,094,372
50,800	Infineon Technologies AG	2,136,210	2,037,185
12,890	Keyence Corp.	2,755,850	6,505,624
4,700	Lam Research Corp.	1,247,970	3,058,290
22,500	Lasertec Corp.	2,755,575	4,372,609
6,700	Mastercard Inc., Cl. A	93,730	2,446,103
41,300	Microsoft Corp.	1,765,756	11,188,170
21,700	Murata Manufacturing Co. Ltd.	1,894,842	1,656,775
11,700	NVIDIA Corp.	3,494,609	9,361,170
10,000	NXP Semiconductors NV	1,943,635	2,057,200
14,000	PayPal Holdings Inc.†	1,263,317	4,080,720
7,000	ServiceNow Inc.†	2,060,836	3,846,850
9,800	Snowflake Inc., Cl. A†	2,604,742	2,369,640
25,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,348,393	3,064,080
17,000	Visa Inc., Cl. A	301,339	3,974,940
3,500	Zoom Video Communications Inc., Cl. A†	1,486,214	1,354,605
41,000	ZoomInfo Technologies Inc., Cl. A†	2,082,598	2,138,970
		48,963,631	102,900,430
	CONSUMER DISCRETIONARY — 17.7%
6,200	adidas AG	1,631,732	2,307,683
3,950	Amazon.com Inc.†	7,627,557	13,588,632
27,700	Aptiv plc†	3,765,099	4,358,041
2,000	Christian Dior SE	290,698	1,610,249
4,580	Kering SA	3,020,630	4,002,452
7,300	Lululemon Athletica Inc.†	984,970	2,664,281
4,400	LVMH Moet Hennessy Louis Vuitton SE	738,860	3,450,200
40,000	Puma SE	2,438,344	4,769,086
29,600	Uber Technologies Inc.†	1,660,570	1,483,552
		22,158,460	38,234,176
	COMMUNICATION SERVICES — 13.3%
810	Alphabet Inc., Cl. A†	238,018	1,977,850
2,696	Alphabet Inc., Cl. C†	4,011,470	6,757,039
25,500	Facebook Inc., Cl. A†	5,786,923	8,866,605
9,000	Netflix Inc.†	3,567,800	4,753,890

Shares		Cost	Market Value
3,500	Roku Inc.†	$1,593,269	$1,607,375
5,950	Sea Ltd., ADR†	1,698,290	1,633,870
8,800	Take-Two Interactive Software Inc.†	1,422,919	1,557,776
9,000	The Walt Disney Co.†	1,217,304	1,581,930
		19,535,993	28,736,335
	HEALTH CARE — 7.0%
9,800	Danaher Corp.	1,184,715	2,629,928
33,200	Edwards Lifesciences
	Corp.†	2,269,923	3,438,524
3,600	Intuitive Surgical Inc.†	3,004,941	3,310,704
2,750	Teladoc Health Inc.†	789,033	457,297
6,250	Thermo Fisher Scientific Inc.	1,112,710	3,152,938
11,300	Zoetis Inc.	637,233	2,105,868
		8,998,555	15,095,259
	INDUSTRIALS — 6.3%
56,500	ABB Ltd., ADR	1,799,394	1,920,435
22,000	FANUC Corp.	4,906,202	5,306,180
33,100	IHS Markit Ltd.	1,767,935	3,729,046
22,900	Nidec Corp.	2,875,353	2,653,922
		11,348,884	13,609,583
	FINANCIALS — 5.1%
136,000	Investor AB, Cl. B	1,614,107	3,134,574
44,300	Morgan Stanley	2,689,289	4,061,867
10,300	The Goldman Sachs Group Inc.	2,855,838	3,909,159
		7,159,234	11,105,600
	CONSUMER STAPLES — 2.3%
11,200	L’Oreal SA	2,058,684	4,990,774

	MATERIALS — 1.0%
7,920	The Sherwin-Williams Co.	1,437,589	2,157,804
	TOTAL COMMON STOCKS	121,661,030	216,829,961

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$100,000	U.S. Cash Management Bill, 0.041% ††, 09/28/21	99,990	99,990
330,000	U.S. Treasury Bill, 0.029% ††, 09/16/21	329,980	329,974

	TOTAL U.S. GOVERNMENT OBLIGATIONS	429,970	429,964

	TOTAL INVESTMENTS — 100.4%	$122,091,000	217,259,925

	Other Assets and Liabilities (Net) — (0.4)%		(925,913)

	NET ASSETS — 100.0%		$216,334,012

See accompanying notes to financial statements.

5

The Gabelli Global Growth Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Geographic Diversification	% of Market Value	Market Value
United States	59.5%	$129,246,277
Europe	25.6	55,623,949
Japan	9.4	20,495,110
Asia/Pacific	4.3	9,230,308
Canada	1.2	2,664,281
	100.0%	$217,259,925

See accompanying notes to financial statements.

6

The Gabelli Global Growth Fund

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $122,091,000)	$217,259,925
Foreign currency, at value (cost $9,978)	9,925
Cash	3,138
Receivable for Fund shares sold	224,520
Receivable from Adviser	81,393
Dividends receivable	105,959
Prepaid expenses	46,136
Total Assets	217,730,996
Liabilities:
Payable for Fund shares redeemed	1,060,040
Payable for investment advisory fees	173,634
Payable for distribution fees	26,228
Payable for accounting fees	3,750
Other accrued expenses	133,332
Total Liabilities	1,396,984
Net Assets
(applicable to 4,167,883 shares outstanding)	$216,334,012
Net Assets Consist of:
Paid-in capital.	$115,315,388
Total distributable earnings	101,018,624
Net Assets	$216,334,012

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($116,779,893 ÷ 2,268,148 shares outstanding; 75,000,000 shares authorized)	$51.49
Class A:
Net Asset Value and redemption price per share ($4,981,858 ÷ 96,814 shares outstanding; 50,000,000 shares authorized)	$51.46
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$54.60
Class C:
Net Asset Value and redemption price per share ($2,336,137 ÷ 55,727 shares outstanding; 25,000,000 shares authorized)	$41.92
Class I:
Net Asset Value, offering, and redemption price per share ($92,236,124 ÷ 1,747,194 shares outstanding; 25,000,000 shares authorized)	$52.79

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $61,623)	$499,130
Interest	91
Total Investment Income	499,221
Expenses:
Investment advisory fees	992,009
Distribution fees - Class AAA	139,560
Distribution fees - Class A	5,901
Distribution fees - Class C	11,258
Shareholder services fees	57,063
Shareholder communications expenses	34,536
Registration expenses	29,954
Legal and audit fees	27,201
Tax expense	24,552
Accounting fees	22,500
Directors’ fees	16,607
Custodian fees	15,537
Interest expense	502
Miscellaneous expenses	19,792
Total Expenses	1,396,972
Less:
Expense reimbursements (See Note 3)	(479,110)
Net Expenses	917,862
Net Investment Loss	(418,641)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	6,587,893
Net realized gain on foreign currency transactions	3,119
Net realized gain on investments and foreign currency transactions	6,591,012
Net change in unrealized appreciation/depreciation:
on investments	12,602,830
on foreign currency translations	(3,330)
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	12,599,500
Net Realized and Unrealized Gain on Investments and Foreign Currency	19,190,512
Net Increase in Net Assets Resulting from Operations	$18,771,871

See accompanying notes to financial statements.

7

The Gabelli Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment loss	$(418,641)	$(209,482)
Net realized gain on investments and foreign currency transactions	6,591,012	4,422,137
Net change in unrealized appreciation on investments and foreign currency translations	12,599,500	42,117,856
Net Increase in Net Assets Resulting from Operations	18,771,871	46,330,511
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(2,676,732)
Class A	—	(111,792)
Class C	—	(67,412)
Class I	—	(1,600,736)
Total Distributions to Shareholders	—	(4,456,672)

Capital Share Transactions:
Class AAA	(8,555,521)	(687,182)
Class A	(250,956)	(1,870,229)
Class C	(246,734)	(802,712)
Class I	13,337,733	41,980,393
Net Increase in Net Assets from Capital Share Transactions	4,284,522	38,620,270

Redemption Fees	33	274
Net Increase in Net Assets	23,056,426	80,494,383
Net Assets:
Beginning of year	193,277,586	112,783,203
End of period	$216,334,012	$193,277,586

See accompanying notes to financial statements.

8

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2021(c)	$47.04	$(0.10)	$4.55	$4.45	$—	$—	$—	$—	$0.00	$51.49	9.5%	$116,780	(0.42	)%(d)	1.50	%(d)	0.93	%(d)(e)(f)(g)	31%
2020	35.56	(0.05)	12.64	12.59	(0.09)	(1.02)	—	(1.11)	0.00	47.04	35.4	115,210	(0.14)		1.57		0.90	(e)	50
2019	29.94	(0.07)	9.29	9.22	—	(3.60)	—	(3.60)	0.00	35.56	30.7	88,287	(0.21)		1.63		1.22	(e)	78
2018	33.42	(0.05)	(0.91)	(0.96)	—	(2.52)	—	(2.52)	0.00	29.94	(2.8)	71,877	(0.14)		1.68		1.42	(e)(h)	58
2017	26.72	(0.13)	7.89	7.76	—	(1.05)	(0.01)	(1.06)	0.00	33.42	29.0	77,829	(0.42)		1.67		1.67	(h)	43
2016	28.27	0.12	0.22	0.34	(0.13)	(1.76)	—	(1.89)	—	26.72	1.2	64,574	0.44		1.72		1.72	(h)(i)	63
Class A
2021(c)	$47.01	$(0.10)	$4.55	$4.45	$—	$—	$—	$—	$0.00	$51.46	9.5%	$4,982	(0.42	)%(d)	1.50	%(d)	0.93	%(d)(e)(f)(g)	31%
2020	35.55	(0.05)	12.62	12.57	(0.09)	(1.02)	—	(1.11)	0.00	47.01	35.4	4,804	(0.12)		1.57		0.90	(e)	50
2019	29.93	(0.08)	9.30	9.22	—	(3.60)	—	(3.60)	0.00	35.55	30.7	5,332	(0.21)		1.63		1.22	(e)	78
2018	33.41	(0.05)	(0.91)	(0.96)	—	(2.52)	—	(2.52)	0.00	29.93	(2.8)	3,861	(0.14)		1.68		1.41	(e)(h)	58
2017	26.72	(0.13)	7.88	7.75	—	(1.05)	(0.01)	(1.06)	0.00	33.41	29.0	3,652	(0.43)		1.67		1.67	(h)	43
2016	28.26	0.12	0.23	0.35	(0.14)	(1.75)	—	(1.89)	—	26.72	1.3	3,143	0.44		1.72		1.72	(h)(i)	63
Class C
2021(c)	$38.30	$(0.08)	$3.70	$3.62	$—	$—	$—	$—	$0.00	$41.92	9.5%	$2,336	(0.42	)%(d)	2.25	%(d)	0.93	%(d)(e)(f)(g)	31%
2020	29.11	(0.04)	10.34	10.30	(0.09)	(1.02)	—	(1.11)	0.00	38.30	35.4	2,376	(0.12)		2.32		0.90	(e)	50
2019	25.18	(0.25)	7.78	7.53	—	(3.60)	—	(3.60)	0.00	29.11	29.8	2,598	(0.84)		2.38		1.87	(e)	78
2018	28.73	(0.28)	(0.75)	(1.03)	—	(2.52)	—	(2.52)	0.00	25.18	(3.5)	1,561	(0.93)		2.43		2.15	(e)(h)	58
2017	23.26	(0.32)	6.85	6.53	—	(1.05)	(0.01)	(1.06)	0.00	28.73	28.0	1,479	(1.19)		2.42		2.42	(h)	43
2016	24.91	(0.07)	0.18	0.11	—	(1.76)	—	(1.76)	—	23.26	0.4	1,232	(0.30)		2.47		2.47	(h)(i)	63
Class I
2021(c)	$48.23	$(0.10)	$4.66	$4.56	$—	$—	$—	$—	$0.00	$52.79	9.5%	$92,236	(0.42	)%(d)	1.25	%(d)	0.93	%(d)(e)(f)(g)	31%
2020	36.45	(0.08)	12.97	12.89	(0.09)	(1.02)	—	(1.11)	0.00	48.23	35.4	70,888	(0.18)		1.32		0.90	(e)	50
2019	30.55	0.01	9.49	9.50	—	(3.60)	—	(3.60)	0.00	36.45	31.0	16,566	0.03		1.38		0.99	(e)	78
2018	33.90	0.09	(0.92)	(0.83)	—	(2.52)	—	(2.52)	0.00	30.55	(2.4)	8,272	0.26		1.43		1.00	(e)(h)	58
2017	26.92	0.07	7.97	8.04	—	(1.05)	(0.01)	(1.06)	0.00	33.90	29.8	5,667	0.24		1.42		1.00	(e)(h)	43
2016	28.47	0.33	0.23	0.56	(0.35)	(1.76)	—	(2.11)	—	26.92	2.0	2,975	1.18		1.47		1.00	(e)(h)(i)	63

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2021, unaudited.
(d)	Annualized.
(e)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $479,110, $876,253, $412,641, and $261,050 for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, and 2018 and certain Class I expenses to the Fund of $19,466 and $14,648 for the years ended December 31, 2017 and 2016, respectively.
(f)	The Fund incurred interest expense during the six months ended June 30, 2021. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.92% (Class AAA, Class A, Class C, and Class I).
(g)	The Fund incurred tax expense for the six months ended June 30, 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(h)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2018, 2017, and 2016, there was no impact to the expense ratios.
(i)	During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.20% (Class AAA), 1.21% (Class A), 1.96% (Class C), and 0.47% (Class I).

See accompanying notes to financial statements.

9

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day,

10

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$216,829,961	—	$216,829,961
U.S. Government Obligations	—	$429,964	429,964
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$216,829,961	$429,964	$217,259,925

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no level 3 investments at June 30, 2021 and December 31, 2020.

11

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

12

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2020 was as follows:

Distributions paid from:
Ordinary income	$368,195
Net long term capital gains	4,088,477
Total distributions paid	$4,456,672

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute

13

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$122,205,577	$97,036,047	$(1,981,699)	$95,054,348

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positons are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2021, the Fund recognized $24,552 in excise tax expense. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25%, 1.25%, 2.00%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2022, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2021, the Adviser reimbursed the Fund in the amount of $479,110. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2021, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,768,004:

14

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

For the year ended December 31, 2019, expiring December 31, 2021	$412,641
For the year ended December 31, 2020, expiring December 31, 2022	876,253
For the six months ended June 30, 2021, expiring December 31, 2023	479,110
$1,768,004

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $67,962,793 and $61,471,151, respectively.

6.  Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2021, the Distributor retained a total of $161 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2021, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the five days of borrowings during the six months ended June 30, 2021 was $58,901, with a weighted average interest rate of 0.76%. The maximum amount borrowed at any time during the six months ended June 30, 2021 was $1,472,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but

15

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2021 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	10,175	$483,524	177,763	$6,767,352
Shares issued upon reinvestment of distributions	—	—	54,963	2,578,876
Shares redeemed	(191,350)	(9,039,045)	(265,814)	(10,033,410)
Net decrease	(181,175)	$(8,555,521)	(33,088)	$(687,182)
Class A
Shares sold	1,490	$70,625	6,971	$291,564
Shares issued upon reinvestment of distributions	—	—	2,281	106,948
Shares redeemed	(6,856)	(321,581)	(57,053)	(2,268,741)
Net decrease	(5,366)	$(250,956)	(47,801)	$(1,870,229)
Class C
Shares sold	—	—	4,377	$133,352
Shares issued upon reinvestment of distributions	—	—	1,765	67,412
Shares redeemed	(6,324)	$(246,734)	(33,353)	(1,003,476)
Net decrease	(6,324)	$(246,734)	(27,211)	$(802,712)
Class I
Shares sold	504,239	$24,614,634	1,091,679	$45,100,661
Shares issued upon reinvestment of distributions	—	—	32,673	1,571,925
Shares redeemed	(226,817)	(11,276,901)	(109,025)	(4,692,193)
Net increase	277,422	$13,337,733	1,015,327	$41,980,393

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

16

The Gabelli Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, joined the GAMCO Growth Team in 2015 as Vice President and Research Analyst. Prior to joining Gabelli Funds, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy for The Apollo Group. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.
THE GABELLI GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT, AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q221SR

The Gabelli Global Rising Income and Dividend Fund
Semiannual Report — June 30, 2021

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund was 14.9% compared with a total return of 13.3% for the Morgan Stanley Capital International (MSCI) World Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (2/3/94)
Class AAA (GAGCX)	14.94%	49.63%	9.40%	6.17%	4.30%	5.25%
MSCI World Index (b)	13.33	39.67	15.44	11.26	8.38	8.25
Class A (GAGAX)	14.95	49.61	9.41	6.14	4.30	5.26
With sales charge (c)	8.34	41.00	8.12	5.51	3.88	5.03
Class C (GACCX)	14.98	49.66	8.86	5.14	3.35	4.60
With contingent deferred sales charge (CDSC) (d)	13.98	48.66	8.86	5.14	3.35	4.60
Class I (GAGIX)	14.96	49.61	9.88	6.51	4.59	5.41

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed market. Dividends are considered reinvested. You cannot invest directly in an index. MSCI World Index since inception performance is as of January 31, 1994.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase. No existing C Class shares are currently subject to the CDSC as of the date of this report.

In the current prospectuses dated April 30, 2021, the gross expense ratios for Class AAA, A, C, and I Shares are 1.72%, 1.72%, 2.47%, and 1.47% respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 10 for the expense ratios for the six months ended June 30, 2021. The contractual reimbursements are in effect through April 30, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

2

The Gabelli Global Rising Income and Dividend Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Rising Income and Dividend Fund
Actual Fund Return
Class AAA	$1,000.00	$1,149.40	0.90%	$ 4.80
Class A	$1,000.00	$1,149.50	0.90%	$ 4.80
Class C	$1,000.00	$1,149.80	0.90%	$ 4.80
Class I	$1,000.00	$1,149.60	0.90%	$ 4.80
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.33	0.90%	$ 4.51
Class A	$1,000.00	$1,020.33	0.90%	$ 4.51
Class C	$1,000.00	$1,020.33	0.90%	$ 4.51
Class I	$1,000.00	$1,020.33	0.90%	$ 4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following table present portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Global Rising Income and Dividend Fund

Food and Beverage	18.2%
Financial Services	10.5%
Electronics	8.2%
Consumer Products	7.5%
Diversified Industrial	7.2%
Machinery	4.6%
Telecommunications	4.2%
Entertainment	4.0%
Energy and Utilities	3.7%
Wireless Telecommunications	3.6%
Health Care	3.5%
Building and Construction	3.4%
U.S. Government Obligations	2.7%
Cable and Satellite	2.3%
Automotive:PartsandAccessories	1.9%
Energy and Energy Services	1.5%
Consumer Services	1.5%
Business Services	1.4%
Equipment and Supplies	1.4%
Aerospace and Defense	1.3%
Broadcasting	1.2%
Hotels and Gaming	1.2%
Specialty Chemicals	1.1%
Automotive	1.0%
Retail	1.0%
Publishing	0.8%
Computer Software and Services	0.8%
Other Assets and Liabilities (Net)	0.3%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.0%
	Aerospace and Defense — 1.3%
5,000	Aerojet Rocketdyne Holdings Inc.	$49,073	$241,450
1,600	L3Harris Technologies Inc.	126,334	345,840
6,000	Ultra Electronics Holdings plc	125,299	190,065
		300,706	777,355

	Automotive — 1.0%
10,000	Traton SE	290,069	317,069
1,000	Volkswagen AG	167,644	328,216
		457,713	645,285

	Automotive: Parts and Accessories — 1.9%
18,000	Dana Inc.	283,027	427,680
2,000	Genuine Parts Co.	179,604	252,940
700	Linamar Corp.	33,198	43,905
33,000	Uni-Select Inc.†	404,534	436,859
1,000	Veoneer Inc.†	23,270	23,050
		923,633	1,184,434

	Broadcasting — 1.2%
20,000	Sinclair Broadcast Group Inc., Cl. A	652,770	664,400
2,000	ViacomCBS Inc., Cl. A	100,579	96,900
		753,349	761,300

	Building and Construction — 3.4%
333	Arcosa Inc.	7,045	19,561
500	Chofu Seisakusho Co. Ltd.	11,059	9,001
16,000	GCP Applied Technologies Inc.†	397,521	372,160
9,500	Herc Holdings Inc.†	302,908	1,064,665
6,000	Johnson Controls International plc	211,053	411,780
1,800	Lennar Corp., Cl. B	76,618	146,610
200	Sika AG	56,628	65,388
		1,062,832	2,089,165

	Business Services — 1.4%
17,000	JCDecaux SA†	468,282	471,288
11,500	Matthews International Corp., Cl. A	349,866	413,540
		818,148	884,828

	Cable and Satellite — 2.3%
514	DISH Network Corp., Cl. A†	19,055	21,485
800	EchoStar Corp., Cl. A†	33,391	19,432
6,000	Liberty Global plc, Cl. A†	150,004	162,960
2,000	Liberty Global plc, Cl. C†	53,195	54,080
12,000	Liberty Latin America Ltd., Cl. A†	145,964	166,320
595	Liberty Latin America Ltd., Cl. C†	4,248	8,390
Shares		Cost	Market Value
19,000	Rogers Communications Inc., Cl. B	$667,343	$1,009,660
		1,073,200	1,442,327

	Computer Software and Services — 0.8%
1,777	AVEVA Group plc	55,461	91,147
28,000	Hewlett Packard Enterprise Co.	379,309	408,240
		434,770	499,387

	Consumer Products — 7.5%
3,500	Energizer Holdings Inc.	151,822	150,430
21,000	Essity AB, Cl. A	557,316	699,338
10,000	Hunter Douglas NV†	588,305	1,090,890
2,000	L’Oreal SA	335,032	891,210
2,000	Salvatore Ferragamo SpA†	36,074	42,794
12,000	Scandinavian Tobacco Group A/S	179,667	244,927
4,500	Svenska Cellulosa AB SCA, Cl. A	29,603	74,140
100,000	Swedish Match AB	363,244	852,759
6,200	Terminix Global Holdings Inc.†	219,526	295,802
7,000	Unicharm Corp.	139,941	281,651
		2,600,530	4,623,941

	Consumer Services — 1.5%
12,000	Ashtead Group plc	239,543	890,402
200	Boyd Group Services Inc.	14,694	36,396
		254,237	926,798

	Diversified Industrial — 7.2%
600	Aker ASA, Cl. A	34,010	44,250
11,571	Ampco-Pittsburgh Corp.†	50,157	70,236
8,100	Ardagh Group SA	135,661	198,612
10,000	Bouygues SA	416,538	369,835
1,000	Crane Co.	74,349	92,370
16,000	EnPro Industries Inc.	1,095,330	1,554,400
200	Hyster-Yale Materials Handling Inc.	14,238	14,596
10,000	Jardine Matheson Holdings Ltd.	570,859	639,200
3,500	Macquarie Infrastructure Corp.	96,886	133,945
14,500	Myers Industries Inc.	224,775	304,500
11,000	Nilfisk Holding A/S†	184,824	385,011
1,000	Park-Ohio Holdings Corp.	24,486	32,140
1,400	Sulzer AG	124,292	193,375
5,000	Textron Inc.	183,806	343,850
3,000	Trinity Industries Inc.	57,151	80,670
		3,287,362	4,456,990

	Electronics — 8.2%
27,000	Sony Group Corp.	749,343	2,628,426

See accompanying notes to financial statements.

5

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)

	Electronics (Continued)
25,000	Sony Group Corp., ADR	$516,885	$2,430,500
		1,266,228	5,058,926

	Energy and Energy Services — 1.5%
4,000	BP plc, ADR	112,909	105,680
12,000	Landis+Gyr Group AG	731,326	837,828
		844,235	943,508

	Energy and Utilities — 3.7%
7,500	Cameco Corp.	78,158	143,850
600	Cheniere Energy Inc.†	23,332	52,044
7,000	National Fuel Gas Co.	358,846	365,750
14,000	National Grid plc, ADR	945,864	895,160
11,000	Royal Dutch Shell plc, Cl. B	237,463	212,876
18,000	Severn Trent plc	485,729	622,734
		2,129,392	2,292,414

	Entertainment — 4.0%
9,000	Discovery Inc., Cl. A†	224,820	276,120
2,500	Discovery Inc., Cl. C†	80,761	72,450
36,000	Grupo Televisa SAB, ADR	337,220	514,080
18,000	International Game Technology plc†	235,983	431,280
120,000	ITV plc†	265,636	208,408
30,000	Tencent Music Entertainment Group, ADR†	545,844	464,400
15,000	Vivendi SE	371,240	503,884
		2,061,504	2,470,622

	Equipment and Supplies — 1.4%
4,500	Graco Inc.	100,232	340,650
12,000	Mueller Industries Inc.	340,226	519,720
		440,458	860,370

	Financial Services — 10.5%
1,000	American Express Co.	80,155	165,230
3,500	American International Group Inc.	119,955	166,600
3,000	Bank of America Corp.	85,175	123,690
3	Berkshire Hathaway Inc., Cl. A†	358,105	1,255,803
6,000	Citigroup Inc.	341,241	424,500
3,200	Comerica Inc.	134,263	228,288
8,000	Deutsche Bank AG†	59,019	104,640
5,000	EXOR NV	221,668	400,546
27,000	FinecoBank Banca Fineco SpA†	182,261	470,624
80,000	GAM Holding AG†	431,323	173,791
1,600	Julius Baer Group Ltd.	75,332	104,413
15,800	Kinnevik AB, Cl. A	495,663	715,589
5,000	Morgan Stanley	122,102	458,450
35,000	Resona Holdings Inc.	160,555	134,588
Shares		Cost	Market Value
2,500	State Street Corp.	$144,305	$205,700
1,000	T. Rowe Price Group Inc.	71,771	197,970
10,000	The Bank of New York Mellon Corp.	315,339	512,300
1,500	The PNC Financial Services Group Inc.	102,907	286,140
7,000	UBS Group AG	70,979	107,380
5,000	Wells Fargo & Co.	165,445	226,450
		3,737,563	6,462,692

	Food and Beverage — 18.2%
2,000	Campbell Soup Co.	68,687	91,180
7,500	Chr. Hansen Holding A/S	343,823	676,899
7,500	Danone SA	528,728	527,985
50,000	Davide Campari-Milano NV	163,745	669,652
6,000	Diageo plc, ADR	665,409	1,150,140
4,500	Fomento Economico Mexicano SAB de CV, ADR	361,990	380,295
2,000	Heineken NV	133,144	242,367
2,500	Kellogg Co.	127,291	160,825
4,000	Kerry Group plc, Cl. A	300,765	555,405
10,600	Kikkoman Corp.	345,381	699,384
9,000	Maple Leaf Foods Inc., Toronto	190,986	186,810
3,000	McCormick & Co. Inc., Cl. V	133,799	264,091
3,000	McCormick & Co. Inc., Non-Voting	106,428	264,960
14,000	Nestlé SA	1,013,818	1,743,399
3,500	Pernod Ricard SA	398,941	776,903
12,100	Remy Cointreau SA	892,126	2,497,913
6,000	The Kraft Heinz Co.	175,646	244,680
1,500	Yakult Honsha Co. Ltd.	88,237	84,927
300,000	Yashili International Holdings Ltd.†	85,349	27,047
		6,124,293	11,244,862

	Health Care — 3.5%
20,000	Achaogen Inc.†	4,200	500
4,000	Bristol-Myers Squibb Co.	177,668	267,280
10,000	Clovis Oncology Inc.†	46,015	58,000
8,000	Cutera Inc.†	151,157	392,240
700	ICU Medical Inc.†	39,966	144,060
4,666	Idorsia Ltd.†	57,775	128,293
1,600	Johnson & Johnson	182,234	263,584
2,500	Patterson Cos. Inc.	60,687	75,975
6,000	Pfizer Inc.	143,046	234,960
5,000	Roche Holding AG, ADR	93,345	234,950
25,000	Viatris Inc.	423,087	357,250
		1,379,180	2,157,092

	Hotels and Gaming — 1.2%
225,000	Mandarin Oriental International Ltd.†	365,250	450,000

See accompanying notes to financial statements.

6

The Gabelli Global Rising Income and Dividend Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
200,000	The Hongkong & Shanghai Hotels Ltd.†	$290,849	$210,450
800	Wynn Resorts Ltd.†	83,623	97,840
		739,722	758,290

	Machinery — 4.6%
100,000	CNH Industrial NV, Borsa Italiana	945,500	1,651,157
50,000	CNH Industrial NV, New York	444,472	836,000
2,666	NKT A/S†	52,701	122,348
16,000	Twin Disc Inc.†	252,468	227,680
		1,695,141	2,837,185

	Publishing — 0.8%
25,000	The E.W. Scripps Co., Cl. A	376,462	509,750

	Retail — 1.0%
2,600	Nathan’s Famous Inc.	158,596	185,432
1,600	Walgreens Boots Alliance Inc.	97,072	84,176
3,093	Zalando SE†	314,418	373,904
		570,086	643,512

	Specialty Chemicals — 1.1%
700	Ashland Global Holdings Inc.	35,829	61,250
3,000	International Flavors & Fragrances Inc.	312,534	448,200
200	The Chemours Co.	1,720	6,960
4,000	Valvoline Inc.	83,077	129,840
		433,160	646,250

	Telecommunications — 4.2%
11,000	Deutsche Telekom AG	200,258	232,326
17,000	Deutsche Telekom AG, ADR	306,413	361,420
75,000	Koninklijke KPN NV	221,420	234,245
1,600	Lumen Technologies Inc.	19,485	21,744
60,000	Pharol SGPS SA†	30,852	7,186
500	Prosus NV	58,079	48,894
3,000	Proximus SA	69,309	57,948
125,000	Sistema PJSC FC, GDR	633,927	1,075,000
60,000	Telefonica Deutschland Holding AG	293,498	158,298
1,000	Vantage Towers AG†	31,668	32,205
100,000	VEON Ltd., ADR†	308,325	183,000
3,000	Verizon Communications Inc.	144,345	168,090
		2,317,579	2,580,356

	Wireless Telecommunications — 3.6%
14,000	Millicom International Cellular SA, SDR†	703,105	554,236
Shares		Cost	Market Value
7,500	T-Mobile US Inc.†	$622,425	$1,086,225
35,000	Vodafone Group plc, ADR	854,629	599,550
		2,180,159	2,240,011

	TOTAL COMMON STOCKS	38,261,642	59,997,650

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
8,000	Ampco-Pittsburgh Corp., expire 08/01/25†	5,466	7,200

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.7%
$1,671,000	U.S. Treasury Bills, 0.002% to 0.020%††, 07/01/21 to 09/09/21	1,670,984	1,670,931

	TOTAL INVESTMENTS — 99.7%	$39,938,092	61,675,781

	Other Assets and Liabilities (Net) — 0.3%		171,227

	NET ASSETS — 100.0%		$61,847,008

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
Europe	46.8%	$28,875,983
United States	35.7	21,988,369
Japan	10.2	6,268,477
Canada	3.0	1,857,480
Asia/Pacific	2.9	1,791,097
Latin America	1.4	894,375
	100.0%	$61,675,781

See accompanying notes to financial statements.

7

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $39,938,092)	$61,675,781
Foreign currency, at value (cost $20,386)	20,285
Cash	70,807
Receivable for Fund shares sold	665
Receivable from Adviser	26,011
Dividends receivable	159,539
Prepaid expenses	22,063
Total Assets	61,975,151
Liabilities:
Payable for investment advisory fees	51,281
Payable for accounting fees	3,750
Payable for distribution fees	2,004
Payable for shareholder communications expenses	43,588
Payable for legal and audit fees	14,600
Other accrued expenses	12,920
Total Liabilities	128,143
Net Assets
(applicable to 1,851,447 shares outstanding)	$61,847,008
Net Assets Consist of:
Paid-in capital.	$39,667,890
Total distributable earnings	22,179,118
Net Assets	$61,847,008

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($5,007,938 ÷ 150,024 shares outstanding; 75,000,000 shares authorized)	$33.38
Class A:
Net Asset Value and redemption price per share ($969,617 ÷ 28,987 shares outstanding; 50,000,000 shares authorized)	$33.45
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$35.49
Class C:
Net Asset Value and redemption price per share ($902,122 ÷ 32,291 shares outstanding; 25,000,000 shares authorized)	$27.94
Class I:
Net Asset Value, offering, and redemption price per share ($54,967,331 ÷ 1,640,145 shares outstanding; 25,000,000 shares authorized)	$33.51

Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $40,907)	$577,368
Non-cash dividends	314,490
Interest	306
Total Investment Income	892,164
Expenses:
Investment advisory fees	294,593
Distribution fees - Class AAA	6,370
Distribution fees - Class A	1,154
Distribution fees - Class C	4,607
Accounting fees	22,500
Shareholder communications expenses	22,117
Registration expenses.	21,380
Legal and audit fees	20,684
Shareholder services fees	10,110
Custodian fees	8,683
Directors’ fees	5,173
Miscellaneous expenses	7,884
Total Expenses	425,255
Less:
Expense reimbursements (See Note 3)	(159,200)
Expenses paid indirectly by broker (See Note 6)	(921)
Total Reimbursements and Credits	(160,121)
Net Expenses	265,134
Net Investment Income	627,030
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,786,436
Net realized gain on foreign currency transactions	4,501
Net realized gain on investments and foreign currency transactions	1,790,937
Net change in unrealized appreciation/depreciation:
on investments	5,767,018
on foreign currency translations	(2,737)
Net change in unrealized appreciation/depreciation
on investments and foreign currency translations	5,764,281
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	7,555,218
Net Increase in Net Assets Resulting from Operations	$8,182,248

See accompanying notes to financial statements.

8

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income	$627,030	$371,980
Net realized gain/(loss) on investments and foreign currency transactions	1,790,937	(1,471,755)
Net change in unrealized appreciation on investments and foreign currency translations	5,764,281	6,406,003
Net Increase in Net Assets Resulting from Operations	8,182,248	5,306,228
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(34,786)
Class A	—	(5,661)
Class C	—	(7,808)
Class I	—	(324,679)
Total Distributions to Shareholders	—	(372,934)

Capital Share Transactions:
Class AAA	(865,573)	(1,361,295)
Class A	2,506	(624,036)
Class C	(198,759)	(845,808)
Class I	(472,068)	(554,404)
Net Decrease in Net Assets from Capital Share Transactions	(1,533,894)	(3,385,543)
Redemption Fees	7	107
Net Increase in Net Assets	6,648,361	1,547,858
Net Assets:
Beginning of year	55,198,647	53,650,789
End of period	$61,847,008	$55,198,647

See accompanying notes to financial statements.

9

The Gabelli Global Rising Income and Dividend Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$29.04	$0.32	(e)	$4.02	$4.34	$—	$—	$—	$—	$0.00	$33.38	14.9%	$5,008	2.05	%(f)	1.65	%(f)	0.90	%(f)(g)	8%
2020	26.18	0.19		2.87	3.06	(0.20)	—	—	(0.20)	0.00	29.04	11.7	5,157	0.79		1.72		0.90	(g)(h)	8
2019	23.00	0.08	(e)	3.22	3.30	(0.08)	(0.04)	—	(0.12)	0.00	26.18	14.4	6,194	0.34	(e)	1.70		1.65	(g)(h)	5
2018	27.20	0.16		(3.98)	(3.82)	(0.20)	(0.18)	—	(0.38)	—	23.00	(14.0)	4,929	0.60		1.67		1.67	(h)	20
2017	22.80	0.03		4.74	4.77	(0.07)	(0.28)	(0.02)	(0.37)	0.00	27.20	20.9	7,672	0.12		1.62		1.62	(h)	24
2016	21.85	0.27		0.91	1.18	(0.23)	—	—	(0.23)	—	22.80	5.4	4,598	1.21		1.61		1.61	(h)(i)	52
Class A
2021(d)	$29.10	$0.34	(e)	$4.01	$4.35	$—	$—	$—	$—	$0.00	$33.45	15.0%	$970	2.14	%(f)	1.65	%(f)	0.90	%(f)(g)	8%
2020	26.23	0.18		2.89	3.07	(0.20)	—	—	(0.20)	0.00	29.10	11.7	840	0.76		1.72		0.90	(g)(h)	8
2019	23.04	0.09	(e)	3.21	3.30	(0.07)	(0.04)	—	(0.11)	0.00	26.23	14.4	1,441	0.35	(e)	1.70		1.66	(g)(h)	5
2018	27.26	0.16		(3.99)	(3.83)	(0.21)	(0.18)	—	(0.39)	—	23.04	(14.0)	1,465	0.61		1.67		1.67	(h)	20
2017	22.86	0.05		4.74	4.79	(0.09)	(0.28)	(0.02)	(0.39)	0.00	27.26	20.9	1,178	0.18		1.62		1.62	(h)	24
2016	21.90	0.25		0.93	1.18	(0.22)	—	—	(0.22)	—	22.86	5.4	480	1.15		1.61		1.61	(h)(i)	52
Class C
2021(d)	$24.30	$0.26	(e)	$3.38	$3.64	$—	$—	$—	$—	$0.00	$27.94	15.0%	$902	2.02	%(f)	2.40	%(f)	0.90	%(f)(g)	8%
2020	21.94	0.15		2.41	2.56	(0.20)	—	—	(0.20)	0.00	24.30	11.6	968	0.74		2.47		0.90	(g)(h)	8
2019	19.35	0.09	(e)	2.72	2.63	—	(0.04)	—	(0.04)	0.00	21.94	13.6	1,836	(0.43	)(e)	2.45		2.37	(g)(h)	5
2018	22.93	(0.02)		(3.35)	(3.37)	(0.03)	(0.18)	—	(0.21)	—	19.35	(14.7)	2,245	(0.09)		2.42		2.42	(h)	20
2017	19.36	(0.14)		4.01	3.87	—	(0.28)	(0.02)	(0.30)	0.00	22.93	20.0	2,127	(0.62)		2.37		2.37	(h)	24
2016	18.61	0.06		0.80	0.86	(0.11)	—	—	(0.11)	—	19.36	4.6	721	0.31		2.36		2.36	(h)(i)	52
Class I
2021(d)	$29.15	$0.34	(e)	$4.02	$4.36	$—	$—	$—	$—	$0.00	$33.51	15.0%	$54,967	2.14	%(f)	1.40	%(f)	0.90	%(f)(g)	8%
2020	26.28	0.19		2.88	3.07	(0.20)	—	—	(0.20)	0.00	29.15	11.7	48,234	0.79		1.47		0.90	(g)(h)	8
2019	23.08	0.25	(e)	3.24	3.49	(0.25)	(0.04)	—	(0.29)	0.00	26.28	15.1	44,180	1.01	(e)	1.45		0.99	(g)(h)	5
2018	27.35	0.35		(4.04)	(3.69)	(0.40)	(0.18)	—	(0.58)	—	23.08	(13.4)	38,934	1.32		1.42		1.00	(g)(h)	20
2017	22.89	0.19		4.78	4.97	(0.21)	(0.28)	(0.02)	(0.51)	0.00	27.35	21.7	59,555	0.74		1.37		1.00	(g)(h)	24
2016	21.94	0.31		0.95	1.26	(0.31)	—	—	(0.31)	—	22.89	5.8	37,344	1.39		1.36		1.27	(g)(h)(i)	52

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all period/years presented there was no impact on the expense ratios.

(d)	For the six months ended June 30, 2021, unaudited.

(e)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.15 and $0.03 (Class AAA), $0.17 and $0.04 (Class A), $0.12 and $(0.13) (Class C), and $0.17 and $0.20 (Class I), and the net investment income/(loss) ratio would have been 0.99% and $0.14% (Class AAA), 1.07% and 0.14% (Class A), 0.95% and (0.64%) (Class C), 1.07% and 0.80% (Class I), for the six months ended June 30, 2021 and the year ended December 31, 2019, respectively.

(f)	Annualized.

(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $159,200, $295,855 and $196,584 for the six months ended June 30, 2021 and the years ended December 31, 2020 and 2019 and certain Class I expenses to the Fund of $211,071, $175,468, and $36,018 for the years ended December 31, 2018, 2017, and 2016, respectively.

(h)	The Fund incurred interest expense, the effect of which was minimal.

(i)	During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.46% (Class AAA), 1.44% (Class A), 2.20% (Class C), and 1.10% (Class I).

See accompanying notes to financial statements.

10

The Gabelli Global Rising Income and Dividend Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day,

11

The Gabelli Global Rising Income and Dividend Fund
Notes to Financial Statements (Unaudited) (Continued)

the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

12

The Gabelli Global Rising Income and Dividend Fund
Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Health Care	$2,156,592	$500	$2,157,092
Other Industries (a)	57,840,558	—	57,840,558
Total Common Stocks	59,997,150	500	59,997,650
Warrants (a)	7,200	—	7,200
U.S. Government Obligations	—	1,670,931	1,670,931
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$60,004,350	$1,671,431	$61,675,781

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no level 3 investments at June 30, 2021 and December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

13

The Gabelli Global Rising Income and Dividend Fund
Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2021, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency,

14

The Gabelli Global Rising Income and Dividend Fund
Notes to Financial Statements (Unaudited) (Continued)

they also limit any potential gain that might result should the value of the currency increase. As of June 30, 2021, the Fund held no forward foreign exchange contracts.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2021, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity

15

The Gabelli Global Rising Income and Dividend Fund
Notes to Financial Statements (Unaudited) (Continued)

standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2021, if any, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2020 was ordinary income of $372,834.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. At December 31, 2020, the Fund had net long term capital loss carryforwards for federal income tax purposes of $1,296,991 which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period.

16

The Gabelli Global Rising Income and Dividend Fund
Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$40,570,155	$23,306,952	$(2,201,326)	$21,105,626

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2021, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares, respectively. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2022, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2021, the Adviser reimbursed expenses in the amount of $159,200. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for

17

The Gabelli Global Rising Income and Dividend Fund
Notes to Financial Statements (Unaudited) (Continued)

each share class of the Fund. The agreement is renewable annually. At June 30, 2021, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $651,638:

For the year ended December 31, 2019, expiring December 31, 2021	$196,583
For the year ended December 31, 2020, expiring December 31, 2022	295,855
For the six months ended June 30, 2021, expiring December 31, 2023	159,200
$651,638

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $4,331,344 and $6,106,019, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2021, the Fund paid brokerage commissions on security trades of $989 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $63 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $921.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2021, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with

18

The Gabelli Global Rising Income and Dividend Fund
Notes to Financial Statements (Unaudited) (Continued)

respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2021 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	403	$12,988	7,755	$203,820
Shares issued upon reinvestment of distributions	—	—	1,134	32,991
Shares redeemed	(27,959)	(878,561)	(67,890)	(1,598,106)
Net decrease	(27,556)	$(865,573)	(59,001)	$(1,361,295)
Class A
Shares sold	2,552	$79,624	1,570	$36,448
Shares issued upon reinvestment of distributions	—	—	185	5,383
Shares redeemed	(2,433)	(77,118)	(27,824)	(665,867)
Net increase/(decrease)	119	$2,506	(26,069)	$(624,036)
Class C
Shares sold	—	—	1,836	$40,437
Shares issued upon reinvestment of distributions	—	—	321	7,808
Shares redeemed	(7,546)	$(198,759)	(46,001)	(894,053)
Net decrease	(7,546)	$(198,759)	(43,844)	$(845,808)
Class I
Shares sold	29,117	$920,700	27,263	$666,547
Shares issued upon reinvestment of distributions	—	—	7,134	208,392
Shares redeemed	(43,371)	(1,392,768)	(60,877)	(1,429,343)
Net decrease	(14,254)	$(472,068)	(26,480)	$(554,404)

19

The Gabelli Global Rising Income and Dividend Fund
Notes to Financial Statements (Unaudited) (Continued)

9. Significant Shareholder. As of June 30, 2021, approximately 84.1% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

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Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND
One Corporate Center
Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.
THE GABELLI GLOBAL RISING INCOME
AND DIVIDEND FUND
One Corporate Center
Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Peter Goldstein
E. Val Cerutti	Secretary
Chief Executive Officer,
Cerutti Consultants, Inc.	Richard J. Walz
Chief Compliance Officer

Anthony J. Colavita	DISTRIBUTOR
Attorney,
Anthony J. Colavita, P.C.	G.distributors, LLC

John D. Gabelli	CUSTODIAN
Former Senior Vice President,
G.research, LLC	State Street Bank and Trust
Company
Werner J. Roeder
Former Medical Director,	TRANSFER AGENT, AND
Lawrence Hospital	DIVIDEND DISBURSING
AGENT
Anthonie C. van Ekris
Chairman,	DST Asset Manager
BALMAC International, Inc.	Solutions, Inc.

Salvatore J. Zizza	LEGAL COUNSEL
Chairman,
Zizza & Associates Corp.	Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q221SR

The Gabelli International Small Cap Fund
Semiannual Report — June 30, 2021
(Y)our Portfolio Management Team

Caesar M. P. Bryan	Gustavo Pifano	Ashish Sinha
Portfolio Manager	Portfolio Manager	Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli International Small Cap Fund was 6.0% compared with a total return of 9.0% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Small Cap Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance for periods of less than one year is not annualized.

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/11/98)
Class AAA (GABOX)	6.02%	38.89%	9.71%	6.94%	5.86%	7.07%
MSCI EAFE Small Cap Index (b)	9.04	40.98	12.03	8.38	6.32	8.55
MSCI AC World Ex-US Index (b)	9.42	36.34	11.65	5.99	5.40	5.83
Lipper Global Large-Cap Growth Fund Classification (b)	10.27	38.30	17.88	11.89	9.03	N/A
Class A (GOCAX)	6.04	38.90	9.23	6.70	5.69	6.97
With sales charge (c)	(0.06)	30.92	7.94	6.07	5.28	6.69
Class C (GGLCX)	5.98	38.86	8.75	6.08	5.00	6.51
With contingent deferred sales charge (CDSC)(d)	4.98	37.86	8.75	6.08	5.00	6.51
Class I (GLOIX)	5.99	38.89	9.86	7.28	6.15	7.26

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(b)	The MSCI EAFE Small Cap Index captures small cap representation across Developed Markets countries around the world, excluding U.S. and Canada. The MSCI AC World Ex-U.S. Index captures large and mid cap representation across Developed Markets countries excluding the United States. The Lipper Global Large-Cap Growth Fund Classification reflects the average performance of mutual funds classified in that particular category. Dividends are considered reinvested. You cannot invest directly in an index. MSCI EAFE Small Cap Index performance as of inception of Index December 31, 1998.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase. No existing C Class Shares are currently subject to the CDSC as of the date of this report.

In the current prospectuses dated April 30, 2021, the gross expense ratios for Class AAA, A, C, and I Shares are 3.65%, 3.65%, 4.40%, and 3.40%, respectively, and the net expense ratios for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.91%. See page 9 for the expense ratios for the six ended June 30, 2021. The contractual reimbursements are in effect through April 30, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

2

The Gabelli International Small Cap Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/21	Ending Account Value 06/30/21	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli International Small Cap Fund
Actual Fund Return
Class AAA	$1,000.00	$1,060.20	0.93%	$4.75
Class A	$1,000.00	$1,060.40	0.93%	$4.75
Class C	$1,000.00	$1,059.80	0.94%	$4.80
Class I	$1,000.00	$1,059.90	0.93%	$4.75
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.18	0.93%	$4.66
Class A	$1,000.00	$1,020.18	0.93%	$4.66
Class C	$1,000.00	$1,020.13	0.94%	$4.71
Class I	$1,000.00	$1,020.18	0.93%	$4.66

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

3

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli International Small Cap Fund

Consumer Staples	18.4%
Health Care	17.4%
Consumer Discretionary	16.9%
Information Technology	11.4%
Materials	10.4%
Industrials	7.8%
Financials	7.3%
Communication Services	5.7%
U.S. Government Obligations	3.5%
Real Estate	1.9%
Other Assets and Liabilities (Net)	(0.7)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

4

The Gabelli International Small Cap Fund
Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 95.8%
	CONSUMER STAPLES — 18.4%
15,000	Austevoll Seafood ASA	$129,584	$186,059
4,500	Fevertree Drinks plc	126,413	160,165
14,000	Glanbia plc	153,874	227,261
30,000	Hotel Chocolat Group plc†	131,832	148,981
2,928	Interparfums SA	82,571	190,259
2,700	Kameda Seika Co. Ltd.	123,760	107,665
4,000	Kobe Bussan Co. Ltd.	62,798	126,018
2,000	Laurent-Perrier	181,836	229,087
2,500	Milbon Co. Ltd.	101,252	141,321
6,000	Nomad Foods Ltd.†	156,967	169,620
80,000	Premier Foods plc	43,658	121,288
32,000	PZ Cussons plc	121,541	108,229
4,000	Sakata Seed Corp.	118,342	131,419
35,000	Stock Spirits Group plc	126,796	126,607
2,000	Viscofan SA	121,711	139,444
		1,782,935	2,313,423

	CONSUMER DISCRETIONARY — 16.9%
27,000	888 Holdings plc	58,356	143,346
5,555	AcadeMedia AB	39,150	52,447
10,000	Beneteau SA†	168,177	158,179
38,000	boohoo Group plc†	165,399	163,163
2,500	Boozt AB†	59,788	54,919
11,820	Entain plc†	107,595	285,400
2,200	JINS Holdings Inc.	125,148	168,522
32,000	LeoVegas AB	181,557	142,088
75,000	Mandarin Oriental International Ltd.†	149,583	150,000
90,000	NagaCorp. Ltd.	59,863	86,820
6,000	Raccoon Holdings Inc.	131,510	124,002
2,000	Tod’s SpA†	132,379	135,887
15,000	Treatt plc	96,439	242,769
489	Zalando SE†	49,709	59,114
10,000	Zojirushi Corp.	93,734	149,061
		1,618,387	2,115,717

	HEALTH CARE — 16.0%
13,712	AddLife AB, Cl. B	66,615	421,385
600	Bachem Holding AG, Cl. B	84,777	355,363
1,800	Gerresheimer AG	177,000	199,028
4,000	Idorsia Ltd.†	113,582	109,981
23,000	IRRAS AB†	47,176	13,344
2,300	MedPeer Inc.†	110,257	91,197
230	Siegfried Holding AG	76,087	215,644
4,000	Takara Bio Inc.	117,151	106,755
230	Tecan Group AG	122,569	113,950
15,000	Tristel plc	71,265	132,382
1,300	Vetoquinol SA	81,468	159,697
600	Ypsomed Holding AG	100,294	93,510
		1,168,241	2,012,236
Shares		Cost	Market Value

	INFORMATION TECHNOLOGY — 11.4%
20,000	F-Secure OYJ	$93,894	$95,453
9,000	Genius Sports Ltd.†	157,908	168,930
7,500	GMO internet Inc.	198,867	204,554
16,000	Infomart Corp.	146,292	131,203
20,000	NCC Group plc	57,231	81,338
30,000	Network International Holdings plc†	116,006	151,762
3,000	Nynomic AG†	78,031	140,867
4,000	Optex Group Co. Ltd.	70,934	66,826
100,000	Oxford Metrics plc	116,940	148,705
6,000	PSI Software AG	157,350	239,047
		1,193,453	1,428,685

	MATERIALS — 10.4%
6,000	Alamos Gold Inc., Cl. A	44,345	45,900
13,850	Alamos Gold Inc., Toronto, Cl. A	102,363	105,808
18,000	B2Gold Corp.	51,262	75,508
20,000	Centamin plc	41,669	27,998
10,000	Eldorado Gold Corp.†	108,334	99,500
10,544	Endeavour Mining plc	153,901	226,429
5,000	Labrador Iron Ore Royalty Corp.	90,519	189,456
4,000	MAG Silver Corp.†	51,468	83,640
9,000	Osisko Gold Royalties Ltd.	108,792	123,354
75,000	Perseus Mining Ltd.†	76,499	82,120
7,000	Pretium Resources Inc.†	78,698	66,920
2,000	Sumitomo Bakelite Co. Ltd.	87,393	88,393
65,000	Westgold Resources Ltd.†	110,777	91,644
		1,106,020	1,306,670

	INDUSTRIALS — 7.8%
15,000	Aida Engineering Ltd.	152,919	133,534
50,000	Chemring Group plc	137,397	198,849
2,000	Clarkson plc	78,000	88,255
4,000	Loomis AB	148,615	125,121
8,000	Maruwa Unyu Kikan Co. Ltd.	122,710	113,705
20,000	QleanAir Holding AB	115,538	154,240
20,000	Rotork plc	68,941	94,175
23,000	Teraoka Seisakusho Co. Ltd.	139,576	76,808
		963,696	984,687

	FINANCIALS — 7.3%
45,000	Brewin Dolphin Holdings plc	188,042	216,314
2,500	Kinnevik AB, Cl. B	57,571	100,081
22,000	Polar Capital Holdings plc	159,762	252,895
4,000	Rothschild & Co.	142,627	155,333
20,000	Tamburi Investment Partners SpA	139,176	196,123
		687,178	920,746

	COMMUNICATION SERVICES — 5.7%
2,600	Akatsuki Inc.	133,334	83,199

See accompanying notes to financial statements.

5

The Gabelli International Small Cap Fund
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATION SERVICES (Continued)
1,000	Bengo4.com Inc.†	$108,546	$87,493
4,000	Blue Prism Group plc†	84,536	44,819
9,000	Manchester United plc, Cl. A	159,353	136,710
5,935	Modern Times Group MTG AB, Cl. B†	84,920	80,376
4,190	Nordic Entertainment Group AB, Cl. B†	92,012	184,577
2,000	Xilam Animation SA†	100,466	99,603
		763,167	716,777

	REAL ESTATE — 1.9%
4,000	PATRIZIA AG	88,694	104,346
3,500	Warehouses De Pauw CVA, REIT	56,435	133,634
		145,129	237,980

	TOTAL COMMON STOCKS	9,428,206	12,036,921

	PREFERRED STOCKS — 1.4%
	HEALTH CARE — 1.4%
1,800	Draegerwerk AG & Co. KGaA, 0.190%	156,593	170,321
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 3.5%
$443,000	U.S. Treasury Bills, 0.007% to 0.015%††, 07/22/21 to 09/09/21	$442,993	$442,976

	TOTAL INVESTMENTS — 100.7%	$10,027,792	12,650,218

	Other Assets and Liabilities (Net) — (0.7)%		(88,456)

	NET ASSETS—100.0%		$12,561,762

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
Europe	70.1%	$8,874,895
Japan	16.9	2,131,676
Canada	6.3	790,087
United States	3.5	442,977
Asia/Pacific	2.5	323,763
Latin America	0.7	86,820
	100.0%	$12,650,218

See accompanying notes to financial statements.

6

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities
June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $10,027,792)	$12,650,218
Foreign currency, at value (cost $3,144)	3,126
Receivable for Fund shares sold	126
Receivable from Adviser	17,143
Dividends and interest receivable.	18,143
Prepaid expenses	27,130
Total Assets	12,715,886
Liabilities:
Payable to bank	36,891
Payable for investment advisory fees	10,540
Payable for distribution fees	1,426
Payable for shareholder communications expenses	24,444
Payable for legal and audit fees	14,103
Other accrued expenses	66,720
Total Liabilities	154,124
Net Assets
(applicable to 758,383 shares outstanding)	$12,561,762
Net Assets Consist of:
Paid-in capital	$10,172,049
Total distributable earnings	2,389,713
Net Assets	$12,561,762

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($6,511,900 ÷ 397,887 shares outstanding; 75,000,000 shares authorized)	$16.37
Class A:
Net Asset Value and redemption price per share ($117,409 ÷ 7,191 shares outstanding; 50,000,000 shares authorized)	$16.33
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$17.33
Class C:
Net Asset Value and redemption price per share ($15,961 ÷ 1,086 shares outstanding; 25,000,000 shares authorized)	$14.70
Class I:
Net Asset Value, offering, and redemption price per share ($5,916,492 ÷ 352,219 shares outstanding; 25,000,000 shares authorized)	$16.80

Statement of Operations
For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $11,041)	$93,554
Non-cash dividends	49,761
Interest	77
Total Investment Income	143,392
Expenses:
Investment advisory fees	59,952
Distribution fees - Class AAA	8,277
Distribution fees - Class A	137
Distribution fees - Class C	97
Legal and audit fees	20,188
Registration expenses.	16,613
Shareholder communications expenses	12,648
Shareholder services fees	10,298
Custodian fees	4,412
Tax expense	2,077
Directors’ fees	963
Miscellaneous expenses	22,842
Total Expenses	158,504
Less:
Expense reimbursements (See Note 3)	(102,470)
Net Expenses	56,034
Net Investment Income	87,358
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	207,938
Net realized gain on foreign currency transactions	43
Net realized gain on investments and foreign currency transactions	207,981
Net change in unrealized appreciation/depreciation:
on investments	442,916
on foreign currency translations	(466)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	442,450
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	650,431
Net Increase in Net Assets Resulting from Operations	$737,789

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income	$87,358	$37,359
Net realized gain/(loss) on investments and foreign currency transactions	207,981	(468,142)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	442,450	2,059,977
Net Increase in Net Assets Resulting from Operations	737,789	1,629,194
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(52,265)
Class A	—	(803)
Class C	—	(247)
Class I	—	(33,373)
Total Distributions to Shareholders	—	(86,688)

Capital Share Transactions:
Class AAA	(495,688)	(735,124)
Class A	9,099	(3,141)
Class C	(12,729)	(2,268)
Class I	1,234,977	2,491,024
Net Increase in Net Assets from Capital Share Transactions	735,659	1,750,491

Redemption Fees	8	5
Net Increase in Net Assets	1,473,456	3,293,002
Net Assets:
Beginning of year	11,088,306	7,795,304
End of period	$12,561,762	$11,088,306

See accompanying notes to financial statements.

8

The Gabelli International Small Cap Fund
Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return †	Net Assets, End of Period (000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$15.44	$0.11	(e)	$0.82	$0.93	$—	$—	$—	$—	$0.00	$16.37	6.0%	$6,512	1.42	%(e)(f)	2.75	%(f)	0.93	%(f)(g)	8%
2020	13.06	0.06		2.44	2.50	(0.12)	—	—	(0.12)	0.00	15.44	19.2	6,617	0.51		3.65		0.91	(h)	22
2019	11.09	0.19	(e)	2.68	2.87	(0.22)	(0.68)	—	(0.90)	0.00	13.06	25.9	6,366	1.50	(e)	3.41		1.00	(h)	9
2018	18.55	0.19		(4.13)	(3.94)	(0.19)	(3.32)	(0.01)	(3.52)	0.00	11.09	(20.9)	5,954	1.07		3.11		1.00	(h)(i)	26
2017	22.41	0.04		6.19	6.23	(0.13)	(9.96)	—	(10.09)	—	18.55	28.1	8,599	0.16		3.01		1.67	(h)	71
2016	23.45	0.27		(0.02)	0.25	(0.28)	(1.01)	—	(1.29)	0.00	22.41	1.1	7,764	1.14		2.80		1.38	(g)(h)(j)	4
Class A
2021(d)	$15.40	$0.12	(e)	$0.81	$0.93	$—	$—	$—	$—	$0.00	$16.33	6.0%	$117	1.49	%(e)(f)	2.75	%(f)	0.93	%(f)(g)	8%
2020	13.03	0.06		2.43	2.49	(0.12)	—	—	(0.12)	0.00	15.40	19.1	101	0.50		3.65		0.91	(h)	22
2019	11.05	0.07	(e)	2.67	2.74	(0.08)	(0.68)	—	(0.76)	0.00	13.03	24.9	91	0.60	(e)	3.41		1.91	(h)	9
2018	18.44	0.01		(4.08)	(4.07)	—	(3.32)	—	(3.32)	0.00	11.05	(21.7)	81	0.04		3.11		2.01	(h)(i)	26
2017	22.33	(0.05)		6.18	6.13	(0.06)	(9.96)	—	(10.02)	—	18.44	27.7	155	(0.19)		3.01		2.00	(h)	71
2016	23.35	0.27		(0.01)	0.26	(0.27)	(1.01)	—	(1.28)	0.00	22.33	1.1	166	1.14		2.80		1.39	(g)(h)(j)	4
Class C
2021(d)	$13.87	$0.09	(e)	$0.74	$0.83	$—	$—	$—	$—	$0.00	$14.70	6.0%	$16	1.29	%(e)(f)	3.50	%(f)	0.94	%(f)(g)	8%
2020	11.74	0.05		2.20	2.25	(0.12)	—	—	(0.12)	0.00	13.87	19.2	28	0.48		4.40		0.91	(h)	22
2019	10.02	(0.01	)(e)	2.41	2.40	—	(0.68)	—	(0.68)	0.00	11.74	24.0	26	(0.12	)(e)	4.16		2.61	(h)	9
2018	17.26	(0.11)		(3.81)	(3.92)	—	(3.32)	—	(3.32)	0.00	10.02	(22.3)	31	(0.67)		3.86		2.76	(h)(i)	26
2017	21.52	(0.23)		5.93	5.70	—	(9.96)	—	(9.96)	—	17.26	26.8	43	(0.92)		3.76		2.75	(h)	71
2016	22.60	0.20		(0.01)	0.19	(0.26)	(1.01)	—	(1.27)	0.00	21.52	0.9	39	0.87		3.55		1.66	(g)(h)(j)	4
Class I
2021(d)	$15.85	$0.12	(e)	$0.83	$0.95	$—	$—	$—	$—	$0.00	$16.80	6.0%	$5,917	1.50	%(e)(f)	2.50	%(f)	0.93	%(f)(g)	8%
2020	13.41	0.05		2.51	2.56	(0.12)	—	—	(0.12)	0.00	15.85	19.1	4,342	0.39		3.40		0.91	(h)	22
2019	11.39	0.19	(e)	2.77	2.96	(0.26)	(0.68)	—	(0.94)	0.00	13.41	26.0	1,312	1.52	(e)	3.16		1.00	(h)	9
2018	18.93	0.19		(4.22)	(4.03)	(0.18)	(3.32)	(0.01)	(3.51)	0.00	11.39	(20.9)	1,557	1.07		2.86		1.00	(h)(i)	26
2017	22.68	0.21		6.31	6.52	(0.31)	(9.96)	—	(10.27)	—	18.93	29.0	2,031	0.82		2.76		1.00	(h)	71
2016	23.71	0.36		(0.01)	0.35	(0.37)	(1.01)	—	(1.38)	0.00	22.68	1.5	1,246	1.50		2.55		1.01	(g)(h)(j)	4

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $102,470, $210,061, $184,323, $201,091, $144,403, and $137,877 for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017, and 2016, respectively.

(d)	For the six months ended June 30, 2021, unaudited.

(e)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.05 and $0.15 (Class AAA), $0.05 and $0.04 (Class A), $0.03 and $(0.05) (Class C), and $0.05 and $0.15 (Class I), and the net investment income/(loss) ratio would have been 0.59% and 1.19% (Class AAA), 0.66% and 0.29% (Class A), 0.46% and (0.43%) (Class C), and 0.67% and 1.21% (Class I) for the six months ended June 30, 2021 and the year ended December 31, 2019, respectively.

(f)	Annualized.

(g)	The Fund incurred tax expense for the six months ended June 30, 2021 and the year ended December 31, 2016. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 1.37% (Class AAA), 0.90% and 1.38% (Class A), 0.90% and 1.65% (Class C), and 0.90% and 1.00% (Class I), respectively.

(h)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90% for each Class for the year ended December 31, 2020, and 2.00% (Class A), 2.75% (Class C) and with no impact to Class AAA and Class I for the year ended December 31, 2018. For the years ended December 31, 2019, 2017, and 2016, the effect of interest expense was minimal.

(i)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2018, the effect of expense reimbursements was minimal.

(j)	During the year ended December 31, 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.17% (Class AAA), 1.18% (Class A), 1.45% (Class C), and 0.80% (Class I).

See accompanying notes to financial statements.

9

The Gabelli International Small Cap Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli International Small Cap Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

10

The Gabelli International Small Cap Fund
Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$12,036,921	—	$12,036,921
Preferred Stocks (a)	170,321	—	170,321
U.S. Government Obligations	—	$442,976	442,976
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$12,207,242	$442,976	$12,650,218

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund held no Level 3 investments at June 30, 2021 and December 31, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities

11

The Gabelli International Small Cap Fund
Notes to Financial Statements (Unaudited) (Continued)

not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

12

The Gabelli International Small Cap Fund
Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2020 was ordinary income of $86,688.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

13

The Gabelli International Small Cap Fund
Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2020, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as short term or long term capital losses.

Short-term capital loss carryforward with no expiration	$27,565
Long-term capital loss carryforward with no expiration	441,427
Total Capital Loss Carryforwards	$468,992

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$10,027,809	$3,124,633	$(502,224)	$2,622,409

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2021, the Fund recognized $2,077 in excise tax expense. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00%, 2.00%, 2.75%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2022, at no more than 0.90% of the value of the Fund’s average daily net assets for each of share class. During the six months ended June 30, 2021, the Adviser reimbursed the Fund in the amount of $102,470. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating

14

The Gabelli International Small Cap Fund
Notes to Financial Statements (Unaudited) (Continued)

expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At June 30, 2021, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $496,854:

For the year ended December 31, 2019, expiring December 31, 2021	$184,323
For the year ended December 31, 2020, expiring December 31, 2022	210,061
For the six months ended June 30, 2021, expiring December 31, 2023	102,470
$496,854

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $1,515,658 and $940,273, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2021.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2021, there were no borrowings under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to

15

The Gabelli International Small Cap Fund
Notes to Financial Statements (Unaudited) (Continued)

redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2021 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,517	$54,822	15,624	$195,087
Shares issued upon reinvestment of distributions	—	—	3,259	50,245
Shares redeemed	(34,164)	(550,510)	(77,589)	(980,456)
Net decrease	(30,647)	$(495,688)	(58,706)	$(735,124)
Class A
Shares sold	841	$13,015	275	$3,530
Shares issued upon reinvestment of distributions	—	—	37	570
Shares redeemed	(235)	(3,916)	(724)	(7,241)
Net increase/(decrease)	606	$9,099	(412)	$(3,141)
Class C
Shares issued upon reinvestment of distributions	—	—	18	$247
Shares redeemed	(946)	$(12,729)	(257)	(2,515)
Net decrease	(946)	$(12,729)	(239)	$(2,268)
Class I
Shares sold	97,944	$1,559,251	282,729	$3,955,674
Shares issued upon reinvestment of distributions	—	—	2,109	33,373
Shares redeemed	(19,743)	(324,274)	(108,667)	(1,498,023)
Net increase	78,201	$1,234,977	176,171	$2,491,024

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program)

16

The Gabelli International Small Cap Fund
Notes to Financial Statements (Unaudited) (Continued)

to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI INTERNATIONAL SMALL CAP FUND
One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in finance from University of Miami and an MBA from University of Oxford Said Business School.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.
THE GABELLI INTERNATIONAL SMALL CAP FUND
One Corporate Center
Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	John C. Ball
Executive Chairman,	Treasurer
Associated Capital Group Inc.
Peter Goldstein
Secretary
E. Val Cerutti
Chief Executive Officer,	Richard J. Walz
Cerutti Consultants, Inc.	Chief Compliance Officer

Anthony J. Colavita	DISTRIBUTOR
President,
Anthony J. Colavita, P.C.	G.distributors, LLC

John D. Gabelli	CUSTODIAN
Former Senior Vice President,
G.research, LLC	State Street Bank and Trust
Werner J. Roeder	Company

Former Medical Director,	TRANSFER AGENT, AND
Lawrence Hospital	DIVIDEND DISBURSING
AGENT
Anthonie C. van Ekris
Chairman,	DST Asset Manager
BALMAC International, Inc.	Solutions, Inc.

Salvatore J. Zizza	LEGAL COUNSEL
Chairman,
Zizza & Associates Corp.	Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q221SR

The Gabelli Global Mini Mites Fund

Semiannual Report — June 30, 2021

To Our Shareholders,

For the six months ended June 30, 2021, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Mini Mites Fund was 30.6% compared with a total return of 14.8% for the S&P Developed SmallCap Index. Other classes of shares are available. See page 2 for performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2021.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Average Annual Returns through June 30, 2021 (a) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance for periods of less than one year is not annualized.

			Since
			Inception
	Six Months	1 Year	(10/1/18)
Class AAA (GAMNX)	30.55%	89.04%	14.64%
S&P Developed SmallCap Index (b)	14.78	52.64	12.79
Class A (GMNAX)	30.58	89.16	14.60
With sales charge (c)	23.07	78.28	12.15
Class C (GMNCX)	30.57	89.13	14.30
With contingent deferred sales charge (CDSC)(d)	29.57	88.13	14.30
Class I (GGMMX)	30.55	89.04	14.75

(a)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(b)	The S&P Developed Small Cap Index is a float-adjusted market-capitalization-weighted index designed to measure the equity market performance of small-capitalization companies located in developed markets. The index is composed of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. Dividends are considered reinvested. You cannot invest directly in an index.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase. No existing C Class Shares are currently subject to the CDSC as of the date of this report.

In the current prospectuses dated April 30, 2021, the gross expense ratios for Class AAA, A, C, and I Shares are 9.40%, 9.40%, 10.15%, and 9.15%, respectively, and the net expense ratio for all share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%. See page 10 for the expense ratios for the six months ended June 30, 2021. The contractual reimbursements are in effect through April 30, 2022. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

The Gabelli Global Mini Mites Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2021 through June 30, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/21	06/30/21	Ratio	Period*
The Gabelli Global Mini Mites
Actual Fund Return
Class AAA	$1,000.00	$1,305.50	0.91%	$5.20
Class A	$1,000.00	$1,305.80	0.91%	$5.20
Class C	$1,000.00	$1,305.70	0.91%	$5.20
Class I	$1,000.00	$1,305.50	0.91%	$5.20
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.28	0.91%	$4.56
Class A	$1,000.00	$1,020.28	0.91%	$4.56
Class C	$1,000.00	$1,020.28	0.91%	$4.56
Class I	$1,000.00	$1,020.28	0.91%	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2021:

The Gabelli Global Mini Mites Fund

Diversified Industrial	13.2%	U.S. Government Obligations	2.9%
Health Care	9.8%	Building and Construction	2.2%
Automotive: Parts and Accessories	8.8%	Specialty Chemicals	1.8%
Machinery	8.1%	Broadcasting	1.8%
Telecommunications	8.0%	Metals and Mining	1.7%
Consumer Products	7.0%	Energy and Utilities	1.7%
Business Services	5.3%	Equipment and Supplies	1.6%
Food and Beverage	5.0%	Agriculture	1.5%
Real Estate	4.4%	Wireless Telecommunications Services	0.7%
Entertainment	4.3%	Aerospace and Defense	0.6%
Hotels and Gaming	4.1%	Retail	0.2%
Computer Software and Services	3.9%	Other Assets and Liabilities (Net)	(2.1)%
Financial Services	3.5%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Mini Mites Fund

Schedule of Investments — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.9%
	Aerospace and Defense — 0.6%
2,500	Avio SpA	$33,380	$36,877
1,000	CPI Aerostructures Inc.†	2,388	3,550
		35,768	40,427
	Agriculture — 1.5%
1,400	Limoneira Co.	25,375	24,570
23,000	S&W Seed Co.†	86,044	83,720
		111,419	108,290

	Automotive: Parts and Accessories — 8.1%
4,000	Garrett Motion Inc.†	16,780	31,920
12,200	Modine Manufacturing Co.†	73,911	202,398
300	Motorcar Parts of America Inc.†	4,686	6,732
1,000	Smart Eye AB†	10,418	27,459
4,500	Strattec Security Corp.†	172,448	200,070
8,000	Uni-Select Inc.†	48,053	105,905
		326,296	574,484

	Broadcasting — 1.8%
5,427	Beasley Broadcast Group Inc., Cl. A†	10,920	15,684
12,000	Corus Entertainment Inc., Cl. B	51,112	61,568
4,000	Townsquare Media Inc., Cl. A†	51,308	51,000
		113,340	128,252
	Building and Construction — 2.2%
7,000	Armstrong Flooring Inc.†	28,341	43,330
4,000	Gencor Industries Inc.†	48,857	48,640
1,925	Neinor Homes SA	24,183	25,930
346	The Monarch Cement Co.	19,238	38,752
		120,619	156,652

	Business Services — 5.3%
1,700	AssetCo plc†	19,549	48,208
20,000	B Intressenter AB†	453	467
1,500	Diebold Nixdorf Inc.†	10,485	19,260
4,000	eWork Group AB	33,432	45,992
12,000	Fly Leasing Ltd., ADR†	202,380	203,280
1,500	MIND Technology Inc.†	4,884	2,910
3,000	MoneyGram International Inc.†	20,237	30,240
1,000	Team Inc.†	7,925	6,700
50,102	Trans-Lux Corp.†	12,474	18,633
		311,819	375,690

	Computer Software and Services — 3.9%
500	A10 Networks Inc.†	3,566	5,630
8,000	Alithya Group Inc., Cl. A†	24,396	22,480
1,200	Asetek A/S†	4,635	13,589
4,600	Daktronics Inc.†	30,373	30,314
Shares		Cost	Market Value
9,000	GTY Technology Holdings Inc.†	$46,417	$63,990
3,000	ICT Group NV	50,574	49,802
70,000	Pacific Online Ltd.	14,776	15,597
800	Rubicon Technology Inc.†	6,259	7,648
3,000	Steel Connect Inc.†	1,683	6,000
20,000	ZetaDisplay AB†	62,960	62,864
		245,639	277,914
	Consumer Products — 7.0%
15,000	Asaleo Care Ltd.	16,713	15,974
2,700	CompX International Inc.	38,368	56,079
6,000	Dorel Industries Inc., Cl. B†	65,256	75,605
20,000	Goodbaby International Holdings Ltd.†	3,243	4,611
44,688	HG Holdings Inc.†	33,739	35,304
8,000	Landec Corp.†	85,769	90,000
2,200	Lifetime Brands Inc.	21,813	32,934
2,902	Marine Products Corp.	48,234	44,807
1,300	Nobility Homes Inc.	30,899	46,800
2,500	Oil-Dri Corp. of America	90,213	85,450
71,000	Playmates Holdings Ltd.	10,621	8,230
465	Tuesday Morning Corp.†	512	2,092
		445,380	497,886
	Diversified Industrial — 12.6%
5,500	Ampco-Pittsburgh Corp.†	37,695	33,385
26,500	Commercial Vehicle Group Inc.†	230,060	281,695
4,800	Core Molding Technologies Inc.†	29,372	74,064
31,000	Fluence Corp. Ltd.†	7,941	4,417
2,500	Graham Corp.	34,450	34,400
11,000	Intevac Inc.†	74,484	74,140
5,500	Myers Industries Inc.	106,362	115,500
2,200	Park-Ohio Holdings Corp.	78,268	70,708
11,000	Synalloy Corp.†	106,915	109,890
7,000	Tredegar Corp.	108,806	96,390
		814,353	894,589
	Energy and Utilities — 1.7%
800	Consolidated Water Co. Ltd.	8,168	9,384
13,000	Trecora Resources†	102,542	108,160
		110,710	117,544
	Entertainment — 4.3%
400	Du-Art Film Laboratories Inc.†	36,408	26,800
4,200	Engine Media Holdings Inc.†	29,443	49,502
7,000	GAN Ltd.†	115,449	115,080
2,000	Inspired Entertainment Inc.†	19,450	25,500
6,600	Reading International Inc., Cl. A†	42,064	46,002

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
100,000	Sportech plc†	$37,134	$40,392
100	Xilam Animation SA†	4,332	4,980
		284,280	308,256
	Equipment and Supplies — 1.6%
10,000	Photon Control Inc.†	29,970	28,880
2,700	The Eastern Co.	58,221	81,891
		88,191	110,771
	Financial Services — 3.5%
8,000	GAM Holding AG†	19,821	17,379
8,000	Steel Partners Holdings LP†	43,906	232,960
		63,727	250,339
	Food and Beverage — 5.0%
20,000	Farmer Brothers Co.†	107,823	253,800
1,400	Nathan’s Famous Inc.	81,991	99,848
		189,814	353,648

	Health Care — 9.8%
40,000	Achaogen Inc.†	488	1,000
1,500	Cutera Inc.†	20,092	73,545
1,500	Electromed Inc.†	14,633	16,935
4,000	Elos Medtech AB	104,512	100,490
20,000	Feelgood Svenska AB†	13,709	13,414
10,000	Immunodiagnostic Systems Holdings plc	53,352	52,289
5,500	IntriCon Corp.†	72,055	123,640
4,370	IRRAS AB†	6,339	2,535
13,000	Kindred Biosciences Inc.†	119,525	119,210
8,000	Neuronetics Inc.†	71,688	128,160
4,000	Oncimmune Holdings plc†	4,931	10,001
1,750	Option Care Health Inc.†	17,134	38,273
4,000	Surgalign Holdings Inc.†	18,380	5,560
1,300	Tristel plc	4,856	11,473
		521,694	696,525
	Hotels and Gaming — 4.1%
3,777	Canterbury Park Holding Corp.†	49,037	56,580
4,000	Cherry AB, Cl. B†(a)	38,860	40,663
24,000	Dover Motorsports Inc.	49,085	54,000
7,000	Full House Resorts Inc.†	25,822	69,580
500	Genius Sports Ltd.†	7,402	9,385
10,000	LeoVegas AB	50,218	44,402
700	The Marcus Corp.†	15,767	14,847
		236,191	289,457

	Machinery — 8.1%
100	Astec Industries Inc.	2,925	6,294
6,000	CFT SpA†(a)	33,163	32,726
15,800	L.B. Foster Co., Cl. A†	272,486	294,512
16,020	The L.S. Starrett Co., Cl. A†	59,797	149,627
Shares		Cost	Market Value
6,700	Twin Disc Inc.†	$56,800	$95,341
		425,171	578,500
	Metals and Mining — 1.7%
40,000	Sierra Metals Inc.†	133,620	120,400

	Real Estate — 4.4%
6,500	Atrium European Real Estate Ltd.	26,820	23,122
65,000	Corem Property Group AB, Cl. B	149,987	147,194
1,000	Indus Realty Trust Inc.	49,120	65,650
12,000	Sigma Capital Group plc	34,087	33,531
20,000	Trinity Place Holdings Inc.†	41,899	42,200
		301,913	311,697
	Retail — 0.2%
300	RumbleON Inc., Cl. B†	8,946	12,141

	Specialty Chemicals — 1.8%
8,000	Treatt plc	43,363	129,477

	Telecommunications — 8.0%
1,500	Alaska Communications Systems Group Inc.†	5,157	4,995
700	Bittium Oyj	4,945	5,279
25,200	Communications Systems Inc.	135,632	180,936
45,000	EXFO Inc.†	233,219	267,750
28,000	HC2 Holdings Inc.†	77,943	111,440
		456,896	570,400
	Wireless Telecommunications Services — 0.7%
22,877	NII Holdings Inc.,
	Escrow†(a)	42,645	49,643

	TOTAL COMMON STOCKS	5,431,794	6,952,982

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
1,795	Garrett Motion Inc., Ser. A, 11.000%	9,424	15,437

	CONVERTIBLE PREFERRED STOCKS — 0.5%
	Automotive: Parts and Accessories — 0.5%
4,000	Garrett Motion Inc., Ser. A, 11.000%	21,000	34,400

	WARRANTS — 0.6%
	Business Services — 0.0%
4	Internap Corp., expire 05/08/24†(a)	0	2,608

	Diversified Industrial — 0.6%
44,000	Ampco-Pittsburgh Corp., expire 08/01/25†	30,056	39,600

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — June 30, 2021 (Unaudited)

Shares		Cost	Market Value
	WARRANTS (Continued)
	Energy and Utilities — 0.0%
693	Weatherford International plc, expire 12/13/23†	$0	$305

	TOTAL WARRANTS	30,056	42,513

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.9%
$205,000	U.S. Treasury Bill, 0.034%††, 09/16/21	204,985	204,984

	TOTAL INVESTMENTS — 102.1%	$5,697,259	7,250,316

	Other Assets and Liabilities (Net) — (2.1)%		(146,178)

	NET ASSETS — 100.0%		$7,104,138

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
United States	69.7%	$5,049,829
Europe	19.5	1,414,601
Canada	10.1	732,090
Asia/Pacific	0.6	44,412
Latin America	0.1	9,384
	100.0%	$7,250,316

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Statement of Assets and Liabilities

June 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $5,697,259)	$7,250,316
Foreign currency, at value (cost $1,016)	1,014
Receivable for investments sold	2,766
Receivable from Adviser	12,788
Dividends and interest receivable	1,533
Prepaid expenses	12,726
Total Assets	7,281,143
Liabilities:
Payable to bank	102,556
Payable for investments purchased	18,340
Payable for investment advisory fees	5,854
Payable for distribution fees	34
Payable for shareholder communications expenses	29,802
Payable for legal and audit fees	12,236
Other accrued expenses	8,183
Total Liabilities	177,005
Net Assets
(applicable to 510,028 shares outstanding)	$7,104,138
Net Assets Consist of:
Paid-in capital.	$5,072,609
Total distributable earnings	2,031,529
Net Assets	$7,104,138
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($91,125 ÷ 6,542 shares outstanding; 75,000,000 shares authorized)	$13.93
Class A:
Net Asset Value and redemption price per share ($14,543 ÷ 1,045 shares outstanding; 50,000,000 shares authorized)	$13.92
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.77
Class C:
Net Asset Value and redemption price per share ($14,435 ÷ 1,040 shares outstanding; 25,000,000 shares authorized)	$13.88
Class I:
Net Asset Value, offering, and redemption price per share ($6,984,035 ÷ 501,401 shares outstanding; 25,000,000 shares authorized)	$13.93

Statement of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,904)	$25,491
Interest	84
Total Investment Income	25,575
Expenses:
Investment advisory fees	28,860
Distribution fees - Class AAA	130
Distribution fees - Class A	16
Distribution fees - Class C	65
Registration expenses	28,945
Legal and audit fees	18,985
Shareholder communications expenses	13,821
Shareholder services fees	5,937
Custodian fees	3,087
Directors’ fees	410
Tax expense	288
Miscellaneous expenses	5,499
Total Expenses	106,043
Less:
Expense reimbursements (See Note 3)	(79,121)
Expenses paid indirectly by broker (See Note 6)	(660)
Total Reimbursements and Credits	(79,781)
Net Expenses	26,262
Net Investment Loss	(687)
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	671,635
Net realized gain on foreign currency transactions	1,162
Net realized gain on investments and foreign currency transactions	672,797
Net change in unrealized appreciation/(depreciation):
on investments	774,194
on foreign currency translations	(515)
Net change in unrealized appreciation/ (depreciation) on investments and foreign currency translations	773,679
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,446,476
Net Increase in Net Assets Resulting from Operations	$1,445,789

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
Operations:
Net investment income/(loss)	$(687)	$21,457
Net realized gain/(loss) on investments and foreign currency transactions	672,797	(186,721)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	773,679	817,337
Net Increase in Net Assets Resulting from Operations	1,445,789	652,073
Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(649)
Class A	—	(60)
Class C	—	(60)
Class I	—	(21,243)
Total Distributions to Shareholders	—	(22,012)

Capital Share Transactions:
Class AAA	(60,229)	(7,555)
Class A	—	60
Class C	—	60
Class I	1,654,873	1,703,485
Net Increase in Net Assets from Capital Share Transactions	1,594,644	1,696,050

Redemption Fees	21	—
Net Increase in Net Assets	3,040,454	2,326,111
Net Assets:
Beginning of year	4,063,684	1,737,573
End of period	$7,104,138	$4,063,684

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of Capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions									Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments		Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2021(d)	$10.67	$(0.00	)(b)	$3.26	$3.26	$—		$—		$—		$0.00	13.93	30.6%	$91	(0.05	)%(e)	3.92	%(e)	0.91	%(e)(f)(g)	47%
2020	9.26	0.05		1.42	1.47	(0.06)		—		(0.06)		—	10.67	15.9	120	0.61		9.40		0.90	(f)	63
2019	8.62	0.05		0.94	0.99	(0.04)		(0.31)		(0.35)		—	9.26	11.5	114	0.53		10.81		1.23	(h)	131
2018(i)	10.00	0.01		(1.38)	(1.37)	(0.01)		(0.00	)(b)	(0.01)		—	8.62	(13.7)	70	0.45	(e)	44.14	(e)	1.25	(e)	6
Class A
2021(d)	$10.66	$(0.00	)(b)	$3.26	$3.26	$—		$—		$—		$0.00	13.92	30.6%	$15	(0.04	)%(e)	3.92	%(e)	0.91	%(e)(f)(g)	47%
2020	9.26	0.05		1.41	1.46	(0.06)		—		(0.06)		—	10.66	15.8	11	0.66		9.40		0.90	(f)	63
2019	8.62	0.04		0.95	0.99	(0.04)		(0.31)		(0.35)		—	9.26	11.5	10	0.43		10.81		1.23	(h)	131
2018(i)	10.00	0.01		(1.38)	(1.37)	(0.01)		(0.00	)(b)	(0.01)		—	8.62	(13.7)	9	0.41	(e)	44.14	(e)	1.25	(e)	6
Class C
2021(d)	$10.63	$(0.00	)(b)	$3.25	$3.25	$—		$—		$—		$0.00	13.88	30.6%	$14	(0.04	)%(e)	4.67	%(e)	0.91	%(e)(f)(g)	47%
2020	9.23	0.05		1.41	1.46	(0.06)		—		(0.06)		—	10.63	15.8	11	0.66		10.15		0.90	(f)	63
2019	8.61	(0.02)		0.95	0.93	(0.00	)(b)	(0.31)		(0.31)		—	9.23	10.8	9	(0.25)		11.56		1.92	(h)	131
2018(i)	10.00	(0.01)		(1.38)	(1.39)	—		(0.00	)(b)	(0.00	)(b)	—	8.61	(13.9)	8	(0.34	)(e)	44.89	(e)	2.00	(e)	6
Class I
2021(d)	$10.67	$(0.00	)(b)	$3.26	$3.26	$—		$—		$—		$0.00	13.93	30.6%	$6,984	(0.02	)%(e)	3.67	%(e)	0.91	%(e)(f)(g)	47%
2020	9.26	0.09		1.38	1.47	(0.06)		—		(0.06)		—	10.67	15.9	3,922	1.11		9.15		0.90	(f)	63
2019	8.61	0.08		0.94	1.02	(0.06)		(0.31)		(0.37)		—	9.26	11.8	1,605	0.84		10.56		1.00	(h)	131
2018(i)	10.00	0.02		(1.40)	(1.38)	(0.01)		(0.00	)(b)	(0.01)		—	8.61	(13.8)	494	0.79	(e)	43.89	(e)	1.00	(e)	6

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $79,121, $163,109, $126,588 and $43,899 for the six months ended June 30, 2021, the years ended December 31, 2020 and 2019 and the period ended December 31, 2018, respectively.
(d)	For the six months ended June 30, 2021, unaudited.
(e)	Annualized.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the six months ended June 30, 2021 and the year ended December 31, 2020. If credits had not been received, the ratios of operating expenses to average net assets would have been 0.93% and 0.96% for each Class respectively.
(g)	The Fund incurred tax expense for the six months ended June 30, 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.
(h)	The Fund incurred interest expense for the year ended December 31, 2019. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.22% (Class AAA and Class A),1.90% (Class C), and 0.99% (Class I), respectively.
(i)	The Fund commenced investment operations on October 1, 2018.

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Mini Mites Fund, a series of GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund commenced investment operations on October 1, 2018.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day,

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 06/30/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Business Services	$375,223	$467	—	$375,690
Consumer Products	481,912	15,974	—	497,886
Entertainment	281,456	26,800	—	308,256
Health Care	695,525	1,000	—	696,525
Hotels and Gaming	248,794	—	$40,663	289,457
Machinery	545,774	—	32,726	578,500
Wireless Telecommunications Services	—	—	49,643	49,643
Other Industries (a)	4,157,025	—	—	4,157,025
Total Common Stocks	6,785,709	44,241	123,032	6,952,982
Preferred Stocks (a)	15,437	—	—	15,437
Convertible Preferred Stocks (a)	34,400	—	—	34,400
Warrants (a)	39,905	—	2,608	42,513
U.S. Government Obligations	—	204,984	—	204,984
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$6,875,451	$249,225	$125,640	$7,250,316

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2021, the Fund had a transfer from Level 3 to Level 2 of $486 or 0.01% of net assets as of December 31, 2020. Transfers from Level 3 to Level 2 are due to an increase in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the prices. During the six months ended June 30, 2021, the Fund had a transfer from Level 1 to Level 3 of $33,278 or 0.82% and from Level 2 to Level 3 of $52,251 or 1.29% of net assets as of December 31, 2020. Transfers from Level 1 to Level 3 and Level 2 to Level 3 are due to an decrease in market activity, e.g., frequency of trades, which resulted in an increase in available market inputs to determine the prices. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Net Change						Level 3
	Balance	Accrued	Realized	in unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			Into	Out of	as of	still held at
	12/31/20	(premiums)	(loss)	depreciation†	Purchases	Sales	Level 3††	Level 3††	06/30/21	06/30/21†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$42,783	—	—	$(2,186)	—	—	$82,921	$(486)	$123,032	$(2,186)
Warrants (a)	0	—	—	—	—	—	2,608	—	2,608	—
TOTAL INVESTMENTS IN SECURITIES	$42,783	—	—	$(2,186)	—	—	$85,529	$(486)	$125,640(b)	$(2,186)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
(b)	The Level 3 common stock was valued at the price of the proposed merger transaction and net realizable value of corporate action. The total value of these securities at June 30, 2021 was $125,640. The inputs for the valuation of these securities were based on the judgement of the Adviser according to procedures approved by the Board.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2021, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2020 was ordinary income (inclusive of short term capital gains) of $22,012.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$5,738,310	$1,665,708	$(153,702)	$1,512,006

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2021, the Fund recognized $288 in excise tax expense. As of June 30, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Through November 30, 2019, the Adviser had agreed to waive and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I. Effective December 1, 2019, the Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2022, at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended June 30, 2021, the Adviser reimbursed the Fund in the amount of $79,121. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses (continuing the same foregoing exclusions as above) of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At June 30, 2021, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $368,818:

For the year ended December 31, 2019, expiring December 31, 2021	$126,588
For the year ended December 31, 2020, expiring December 31, 2022	163,109
For the six months ended June 30, 2021, expiring December 31, 2023	79,121
$368,818

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2021, other than short term securities and U.S. Government obligations, aggregated $4,326,480 and $2,614,785, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2021, the Fund paid $6,776 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $660.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2021, the Adviser did not seek reimbursements for this expense.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 2, 2022 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2021, there were no borrowings under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally, on the Effective Date Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 when purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2021 and the year ended December 31, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2021		Year Ended
	(Unaudited)		December 31, 2020
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	167	$2,000	424	$3,649
Shares issued upon reinvestment of distributions	—	—	62	643
Shares redeemed	(4,854)	(62,229)	(1,553)	(11,847)
Net decrease	(4,687)	$(60,229)	(1,067)	$(7,555)
Class A
Shares issued upon reinvestment of distributions	—	—	6	$60
Net increase	—	—	6	$60
Class C
Shares issued upon reinvestment of distributions	—	—	6	$60
Net increase	—	—	6	$60
Class I
Shares sold	140,288	$1,739,912	208,543	$1,788,894
Shares issued upon reinvestment of distributions	—	—	2,037	21,243
Shares redeemed	(6,589)	(85,039)	(16,159)	(106,652)
Net increase	133,699	$1,654,873	194,421	$1,703,485

9. Significant Shareholder. As of June 30, 2021, approximately 88.3% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Liquidity Risk Management Program. In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has approved the designation of the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Unaudited) (Continued)

At a meeting of the Board held on May 12, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

THE GABELLI GLOBAL MINI MITES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a portfolio manager of Gabelli Funds, LLC, a Senior Vice President, and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a Vice President of Associated Capital Group Inc. Mr. Susanto received a BS degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA from the Wharton School of Business.

Chong-Min Kang joined the Gabelli in 2007 as a research analyst. He currently is a portfolio manager of Gabelli Funds, LLC and a Senior Vice President of GAMCO Investors Inc. Mr. Kang received a BA degree from Boston College and an MBA from the Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.
THE GABELLI GLOBAL MINI MITES FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

John D. Gabelli

Former Senior Vice President,

G.research, LLC

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Mini Mites Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3634Q221SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	September 3, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 3, 2021

* Print the name and title of each signing officer under his or her signature.